File Nos. 333-40309
                                                                      811-08483
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 7                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 8                                                     [X]

                      (Check appropriate box or boxes.)

     CONSECO VARIABLE ANNUITY ACCOUNT F
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------
     (Name of Depositor)

     11815 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572
     ---------------------------------------------------           ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11815 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       943 Post Road East
       Westport, CT 06880


It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on December 31, 2000  pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Variable Annuity Contracts


================================================================================



                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                  Location
--------                                                                  --------

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Highlights





Item 4.          Condensed Financial Information                          Appendix A - Condensed
                                                                          Financial Information
Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Account;
                                                                          Investment Options;
                                                                          Appendix B

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
--------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable





Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A


The Prospectus was filed in Post-Effective Amendment No. 6 to Form N-4 on April 28, 2000 and is incorporated herein by reference.



                                CONSECO ADVANTAGE
                       CONSECO VARIABLE ANNUITY ACCOUNT F
                       CONSECO VARIABLE INSURANCE COMPANY

                             Supplement dated January 1, 2001

The following supplements certain information contained in your prospectus for the Conseco Advantage fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following investment portfolios:

      Pioneer Variable Contracts Trust, Class II Shares
      Managed by Pioneer Investment Management, Inc.
      Pioneer Fund VCT Portfolio
      Pioneer Equity-Income VCT Portfolio
      Pioneer Europe VCT Portfolio

2. As of the date of this supplement, you may invest in the INVESCO VIF - High Yield Fund and the INVESCO VIF - Equity Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3. The following is added to the "Investment Portfolio Expenses" table:



------------------------ --------------------- ---------------------- --------------------- ----------------------
                                                                      Other Expenses*       Total Annual
                                                                      (after expense        Portfolio Expenses*
                                                                      reimbursement, if     (after expense
                                                                      any, for certain      reimbursement, if
                                                                      portfolios)           any, for certain
                         Management Fees       12b-1 Fees                                   portfolios)
------------------------ --------------------- ---------------------- --------------------- ----------------------


Pioneer Fund
VCT Portfolio                 .65%             .25%                  .07%                 .97%
Pioneer Equity-
Income VCT Portfolio          .65%             .25%                  .09%                 .99%
Pioneer Europe
VCT Portfolio**              1.00%             .25%                  .47%                1.72%


* Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.


4.  The following Examples are added to the prospectus:

You would pay the following expenses assuming the current charges under your contract were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed: (a) if you surrender your contract at the end of each time period; (b) if you do not surrender your contract; (c) if you annuitize your contract (except under certain circumstances).

                                                 Time Periods

                                           1 Year             3 Years

Pioneer Fund VCT Portfolio                 (a)$ 88            (a)$130
                                           (b)$ 25            (b)$ 76
                                           (c)$ 88            (c)$130
Pioneer Equity-Income VCT Portfolio        (a)$ 88            (a)$130
                                           (b)$ 25            (b)$ 77
                                           (c)$ 88            (c)$130
Pioneer Europe VCT Portfolio               (a)$ 95            (a)$152
                                           (b)$ 32            (b)$ 98
                                           (c)$ 95            (c)$152

You would pay the following expenses assuming the current charges, except for the administrative charge and the contract maintenance charge, which are assumed to be the maximum charges, were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed: (a) if you surrender your contract at the end of each time period; (b) if you do not surrender your contract; (c) if you annuitize your contract (except under certain circumstances).



                                                 Time Periods

                                           1 Year             3 Years

Pioneer Fund VCT Portfolio                 (a)$ 89            (a)$133
                                           (b)$ 26            (b)$ 79
                                           (c)$ 89            (c)$133
Pioneer Equity-Income VCT Portfolio        (a)$ 89            (a)$133
                                           (b)$ 26            (b)$ 80
                                           (c)$ 89            (c)$133
Pioneer Europe VCT Portfolio               (a)$ 96            (a)$155
                                           (b)$ 33            (b)$101
                                           (c)$ 96            (c)$155



5. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


SUB-ACCOUNT
- ------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Leveraged AllCap  (a)

Accumulation unit value at beginning of period          $26.106

Accumulation unit value at end of period                $24.875

Number of accumulation units outstanding at end       2,540,933
of period

Small Capitalization  (a)

Accumulation unit value at beginning of period          $15.834

Accumulation unit value at end of period                $14.224

Number of accumulation units outstanding at end       1,101,511
of period

Growth Portfolio (a)

Accumulation unit value at beginning of period          $18.349

Accumulation unit value at end of period                $18.140

Number of accumulation units outstanding at end       3,047,868
of period

Midcap Growth Portfolio
(a)

Accumulation unit value at beginning of period          $16.110

Accumulation unit value at end of period                $19.384

Number of accumulation units outstanding at end       1,727,060
of period

----------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
International Fund (a)

Accumulation unit value at beginning of period          $17.973

Accumulation unit value at end of period                $15.617

Number of accumulation units outstanding at end         664,703
of period

Value Fund (a)

Accumulation unit value at beginning of period           $9.990

Accumulation unit value at end of period                $10.331

Number of accumulation units outstanding at end       1,062,056
of period

Income and Growth Fund (a)

Accumulation unit value at beginning of period          $14.033

Accumulation unit value at end of period                $13.356

Number of accumulation units outstanding at end       1,133,903
of period


----------------------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:
Growth Fund (a)

Accumulation unit value at beginning of period          $15.727

Accumulation unit value at end of period                $17.588

Number of accumulation units outstanding at end         407,952
of period

----------------------------------------------------------------
BERGER INSTITUTIONAL  PRODUCTS TRUST:
(continued)
Growth & Income Fund (a)

Accumulation unit value at beginning of period          $19.193

Accumulation unit value at end of period                $20.932

Number of accumulation units outstanding at end       1,963,015
of period

New Generation (c)

Accumulation unit value at beginning of period          $10.000

Accumulation unit value at end of period                $10.398

Number of accumulation units outstanding at end         167,315
of period

Small Company Growth Fund
(a)

Accumulation unit value at beginning of period          $18.501

Accumulation unit value at end of period                $21.306

Number of accumulation units outstanding at end         874,880
of period

BIAM International Fund
(a)

Accumulation unit value at beginning of period          $14.002

Accumulation unit value at end of period                $12.549

Number of accumulation units outstanding at end          74,743
of period

----------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED (a)

Accumulation unit value at beginning of period          $13.562

Accumulation unit value at end of period                $16.375

Number of accumulation units outstanding at end       1,402,639
of period



----------------------------------------------------------------

EQUITY (a)

Accumulation unit value  at beginning of period         $16.013

Accumulation unit value at end of period                $20.306

Number of accumulation units outstanding at end       1,360,322
of period

FIXED INCOME (a)

Accumulation unit value at beginning of period          $10.208

Accumulation unit value  at end of period               $10.773

Number of accumulation units outstanding at end       1,183,265
of period

Conseco 20 Focus (c)

Accumulation unit value at beginning of period          $10.000

Accumulation unit value  at end of period               $13.358

Number of accumulation units outstanding at end         132,361
of period


GOVERNMENT SECURITIES (a)

Accumulation unit value at beginning of period          $10.079

Accumulation unit value at end of period                $10.672

Number of accumulation units outstanding at end         612,707
of period

Conseco High Yield (c)

Accumulation unit value at beginning of period          $10.000

Accumulation unit value at end of period                $10.102

Number of accumulation units outstanding at end         217,713
of period

MONEY MARKET  (a)

Accumulation unit value at beginning of period          $10.690

Accumulation unit value at end of period                $11.056

Number of accumulation units outstanding at end       5,348,368
of period
----------------------------------------------------------------

DREYFUS STOCK INDEX FUND: (a)

Accumulation unit value at beginning of period          $14.414

Accumulation unit value at end of period                $14.043

Number of accumulation units outstanding at end       5,012,596
of period
----------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (a)

Accumulation unit value at beginning of period          $15.727

Accumulation unit value at end of period                $15.853

Number of accumulation units outstanding at end       1,541,977
of period
----------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
Disciplined Stock
Portfolio (a)

Accumulation unit value at beginning of period          $12.534

Accumulation unit value at end of period                $12.553

Number of accumulation units outstanding at end         497,471
of period

International Value
Portfolio (a)

Accumulation unit value at beginning of period          $11.883

Accumulation unit value at end of period                $10.798

Number of accumulation units outstanding at end         157,956
of period

----------------------------------------------------------------

FEDERATED INSURANCE SERIES:
High Income Bond II (a)

Accumulation unit value at beginning of period           $9.994

Accumulation unit value at end of period                 $9.678

Number of accumulation units outstanding at end       1,029,360
of period

International Equity II
(a)

Accumulation unit value at beginning of period          $20.889

Accumulation unit value at end of period                $17.736

Number of accumulation units outstanding at end         400,637
of period

Utility II (a)

Accumulation unit value at beginning of period          $11.420

Accumulation unit value at end of period                $11.233

Number of accumulation units outstanding at end         740,585
of period

----------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND:
High Yield Portfolio (a)

Accumulation unit value at beginning of period          $10.251

Accumulation unit value at end of period                 $9.968

Number of accumulation units outstanding at end         677,517
of period

----------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND (continued):
Equity Income Portfolio
(a)

Accumulation unit value at beginning of period          $11.674

Accumulation unit value at end of period                $12.228

Number of accumulation units outstanding at end         435,483
of period

----------------------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth (a)

Accumulation unit value at beginning of period          $28.593

Accumulation unit value at end of period                $28.088

Number of accumulation units outstanding at end       3,402,191
of period

Growth  (a)

Accumulation unit value at beginning of period          $17.980

Accumulation unit value at end of period                $18.319

Number of accumulation units outstanding at end       5,565,929
of period

Worldwide Growth  (a)

Accumulation unit value at beginning of period          $19.278

Accumulation unit value at end of period                $18.441

Number of accumulation units outstanding at end       4,491,749
of period

----------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Equity Portfolio (a)

Accumulation unit value at beginning of period          $11.679

Accumulation unit value at end of period                $11.570

Number of accumulation units outstanding at end         131,019
of period

Small Cap Portfolio (a)

Accumulation unit value at beginning of period           $9.653

Accumulation unit value at end of period                $10.954

Number of accumulation units outstanding at end         632,561
of period

----------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth & Income Portfolio
(a)

Accumulation unit value at beginning of period          $12.447

Accumulation unit value at end of period                $13.073

Number of accumulation units outstanding at end       1,160,191
of period

----------------------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST:
Growth & Income Portfolio
(a)

Accumulation unit value at beginning of period          $12.000

Accumulation unit value at end of period                $11.424

Number of accumulation units outstanding at end          90,113
of period

----------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio (a)

Accumulation unit value at beginning of period          $10.236

Accumulation unit value at end of period                $10.562

Number of accumulation units outstanding at end       1,073,282
of period

Partners Portfolio (a)

Accumulation unit value at beginning of period          $10.647

Accumulation unit value at end of period                $10.551

Number of accumulation units outstanding at end         505,242
of period
----------------------------------------------------------------

RYDEX VARIABLE TRUST
NOVA Portfolio (d)

Accumulation unit value at beginning of period          $18.407

Accumulation unit value at end of period                $17.573

Number of accumulation units outstanding at end          97,006
of period

OTC Portfolio (d)

Accumulation unit value at beginning of period          $39.086

Accumulation unit value at end of period                $36.495

Number of accumulation units outstanding at end         217,852
of period
----------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
Communications and Information Portfolio (c)

Accumulation unit value at beginning of period          $10.000

Accumulation unit value at end of period                 $7.735

Number of accumulation units outstanding at end         406,376
of period

Global Technology
Portfolio (c)

Accumulation unit value at beginning of period          $10.000

Accumulation unit value at end of period                 $8.459

Number of accumulation units outstanding at end         223,456
of period
----------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II (a)

Accumulation unit value at beginning of period          $23.416

Accumulation unit value at end of period                $25.851

Number of accumulation units outstanding at end       1,673,647
of period
----------------------------------------------------------------

STRONG OPPORTUNITY FUND II (a):

Accumulation unit value at beginning of period          $14.482

Accumulation unit value at end of period                $15.164

Number of accumulation units outstanding at end         862,383
of period

----------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets
Fund (a)

Accumulation unit value at beginning of period           $8.423

Accumulation unit value at end of period                 $9.062

Number of accumulation units outstanding at end          94,749
of period

Worldwide Bond  (a)

Accumulation unit value at beginning of period          $10.011

Accumulation unit value at end of period                 $9.596

Number of accumulation units outstanding at end         135,058
of period

Worldwide Emerging Markets Fund (a)

Accumulation unit value at beginning of period          $13.301

Accumulation unit value at end of period                 $9.950

Number of accumulation units outstanding at end         569,790
of period

Real Estate (a)

Accumulation unit value at beginning of period           $8.351

Accumulation unit value at end of period                 $9.437

Number of accumulation units outstanding at end         105,740
of period

----------------------------------------------------------------

(a) This unit value was $10.000 on the inception date of February 9, 1998.
(b) This unit value was $10.000 on the inception date of May
1, 2000.

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under your contract until the date of this supplement.

6.  The following is added to Appendix B:

Pioneer Variable Contracts Trust

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

Pioneer Fund VCT Portfolio

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Equity-Income VCT Portfolio

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Europe VCT Portfolio

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.




                                     PART B



                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE ANNUITY ACCOUNT F

                                       and

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS.THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 1, 2001, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL US AT ~(800) 342-6307 OR WRITE US AT OUR ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JANUARY 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY ..............................................................
INDEPENDENT ACCOUNTANTS ..............................................
LEGAL OPINIONS .......................................................
DISTRIBUTION .........................................................
 Reduction or Elimination of the Contingent Deferred Sales Charge ....
CALCULATION OF PERFORMANCE INFORMATION ...............................
 Total Return ........................................................
 Performance Information .............................................
 Historical Unit Values ..............................................
 Reporting Agencies ..................................................
FEDERAL TAX STATUS ...................................................
 General .............................................................
 Diversification .....................................................
 Multiple Contracts ..................................................
 Partial 1035 Exchanges ..............................................
 Contracts Owned by Other than Natural Persons .......................
 Tax Treatment of Assignments ........................................
 Death Benefits ......................................................
 Income Tax Withholding ..............................................
 Tax Treatment of Withdrawals-- Non-Qualified Contracts ..............
 Qualified Plans .....................................................
 Tax Treatment of Withdrawals-- Qualified Contracts ..................
 Tax-Sheltered Annuities-- Withdrawal Limitations ....................
 Mandatory Distributions-- Qualified Plans ...........................
ANNUITY PROVISIONS ...................................................
 Variable Annuity Payout .............................................
 Annuity Unit ........................................................
 Fixed Annuity Payout ................................................
FINANCIAL STATEMENTS .................................................

                                     COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ~ended December 31, 1999, 1998 and 1997, included in the prospectus, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.



                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge. The deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable
Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                  P (1+T) = ERV

             Where:
                  P        =        beginning purchase payment of $1,000
                  T        =        average annual total return
                  n        =        number of years in period
                  ERV      =        ending redeemable value of a hypothetical
                                    $1,000   purchase   payment   made   at  the
                                    beginning  of  the  one-,   five-or  10-year
                                    period  at the  end of the  one-,  five-  or
                                    10-year   period  (or   fractional   portion
                                    thereof).

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an your total return may be in any future period.

PERFORMANCE INFORMATION

The  Contracts  are  relatively  new  and  therefore  do not  have a  meaningful investment performance history. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

The following charts reflect performance information for the investment portfolios of the Separate Account for the periods shown. Chart 1 reflects performance information commencing from the date the Separate Account first invested in the portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying portfolio (which date may precede the inception date that the Separate Account first invested in the underlying portfolio). Column A is standardized average annual total return which reflects the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolios. Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios.

CHART 1: TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:

                                              SEPARATE
                                               ACCOUNT                  COLUMN A                              COLUMN B
                                              INCEPTION                               10 YRS/                              10 YRS/
                                               DATE IN                                 SINCE                                SINCE
                                              PORTFOLIO     1 YR      3 YRS  5 YRS   INCEPTION    1 YR      3 YRS  5 YRS  INCEPTION
                                              ---------     -----     -----  -----   ---------    ----      -----  -----  ---------

CONSECO SERIES TRUST
Balanced Portfolio ..........................   2/9/98    36.30        N/A      N/A     17.92     45.58    N/A    N/A    20.48
Equity Portfolio ............................   2/9/98    55.66        N/A      N/A     27.91     66.25    N/A    N/A    30.69
Fixed Income Portfolio ......................   2/9/98    (1.05)       N/A      N/A       .67      5.70    N/A    N/A     2.85
Government Securities Portfolio .............   2/9/98    (1.89)       N/A      N/A       .31      4.80    N/A    N/A     2.49
Conseco 20 Focus Portfolio  .................   5/1/00        N/A      N/A      N/A     25.06       N/A    N/A    N/A    33.58
High Yield Portfolio ........................   5/1/00        N/A      N/A      N/A     (5.43)      N/A    N/A    N/A     1.02
THE ALGER AMERICAN FUND
Alger American Growth Portfolio .............   2/9/98     12.20       N/A      N/A     22.58     19.85    N/A    N/A    25.23
Alger American Leveraged AllCap Portfolio ...   2/9/98     24.59       N/A      N/A     38.12     33.08    N/A    N/A    41.10
Alger American MidCap Growth Portfolio ......   2/9/98     41.00       N/A      N/A     25.70     50.60    N/A    N/A    28.41
Alger American Small Capitalization Portfolio   2/9/98      9.83       N/A      N/A     11.82     17.32    N/A    N/A    14.24

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ..
VP Income & Growth ..........................   2/9/98      1.03       N/A      N/A      9.20      7.92    N/A    N/A    11.55
VP International ............................   2/9/98     19.63       N/A      N/A     15.83     27.79    N/A    N/A    18.35
VP Value ....................................   2/9/98     (4.97)      N/A      N/A      (.92)     1.51    N/A    N/A     1.24





                                                                        SEPARATE
                                               ACCOUNT                  COLUMN A                              COLUMN B
                                              INCEPTION                           10 YRS/                           10 YRS/
                                               DATE IN                              SINCE                            SINCE
                                              PORTFOLIO     1 YR   3 YRS  5 YRS   INCEPTION    1 YR  3 YRS  5 YRS  INCEPTION
                                              ---------     -----  -----  -----   ---------    ----  -----  -----  ---------
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund ..................     2/9/98        48.24    N/A      N/A     21.15  58.33    N/A   N/A      23.78
Berger IPT-- Growth and Income Fund .......     2/9/98      42.09      N/A      N/A     29.39  51.77    N/A   N/A      32.19
Berger IPT-- Small Company Growth Fund ....     2/9/98      66.85      N/A      N/A     30.25  78.20    N/A   N/A      33.08
Berger/BIAM IPT-- International Fund ......     2/9/98       1.45      N/A      N/A      6.64   8.37    N/A   N/A       8.96
Berger IPT--New Generation Fund ...........     5/1/00        N/A      N/A      N/A     (2.66)  N/A     N/A   N/A       3.98

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC ........................     2/9/98      12.77      N/A      N/A     16.49  20.46    N/A   N/A      19.02

DREYFUS STOCK INDEX FUND ..................     2/9/98       4.34      N/A      N/A     11.28  11.45    N/A   N/A      13.69

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio ...............     5/1/98       7.06      N/A      N/A      7.30  14.37    N/A   N/A       9.86
International Value Portfolio .............     5/1/98      (7.28)     N/A      N/A       .82  ( .95)   N/A   N/A       3.23

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ........     2/9/98      (7.77)     N/A      N/A     (3.33) (1.48)   N/A   N/A      (1.23)
Federated Utility Fund II .................     2/9/98      (5.14)     N/A      N/A      2.27   1.33    N/A   N/A       4.49
Federated International Equity Fund II ....     2/9/98      25.47      N/A      N/A     21.54  34.02    N/A   N/A      24.17






INVESCO VARIABLE INVESTMENT FUNDS, INC ....
INVESCO VIF--High Yield Fund ..............     5/1/98       (6.01)    N/A      N/A     (2.46)   .41    N/A   N/A       (.13)
INVESCO VIF--Equity Income Fund ...........     5/1/98        5.54     N/A      N/A      6.15  12.74    N/A   N/A       8.68

JANUS ASPEN SERIES
Aggressive Growth Portfolio ...............     2/9/98       46.03     N/A      N/A     44.61  55.98    N/A   N/A      47.73
Growth Portfolio ..........................     2/9/98       17.43     N/A      N/A     23.04  25.44    N/A   N/A      25.70
Worldwide Growth Portfolio ................     2/9/98       26.94     N/A      N/A     23.35  35.59    N/A   N/A      26.02

LAZARD RETIREMENT SERIES, INC .............
Lazard Retirement Equity Portfolio ........     2/9/98       (1.02)    N/A      N/A     3.43    5.74    N/A   N/A       5.66
Lazard Retirement Small Cap Portfolio .....     2/9/98        7.24     N/A      N/A     1.31   14.55    N/A   N/A       3.50

LORD ABBETT SERIES FUND, INC ..............
Growth and Income Portfolio ...............     2/9/98        8.20     N/A      N/A     8.32   15.58    N/A   N/A      10.66

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ...............     2/9/98           .03   N/A      N/A     2.97    6.90    N/A   N/A       5.16

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ...........     2/9/98       (3.38)    N/A      N/A    (.07)    3.21    N/A   N/A       2.09
Partners Portfolio ........................     2/9/98            .58  N/A      N/A    (.11)    7.45    N/A   N/A       2.05


                                              SEPARATE
                                               ACCOUNT                  COLUMN A                              COLUMN B
                                              INCEPTION                               10 YRS/                              10 YRS/
                                               DATE IN                                 SINCE                                SINCE
                                              PORTFOLIO     1 YR      3 YRS  5 YRS   INCEPTION    1 YR   3 YRS  5 YRS  INCEPTION

RYDEX VARIABLE TRUST
OTC Fund ..................................     5/1/00        N/A      N/A      N/A    (12.60)     N/A      N/A     N/A (6.63)
NOVA Fund .................................     5/1/00        N/A      N/A      N/A    (10.64)     N/A      N/A     N/A (4.53)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
Portfolio ......................................5/1/00        N/A      N/A      N/A    (27.60)     N/A      N/A     N/A (22.65)
Seligman Global Technology Portfolio ...........5/1/00        N/A      N/A      N/A    (20.83)     N/A      N/A     N/A (15.41)

STRONG OPPORTUNITY FUND II, INC ...........
Opportunity Fund II .......................     2/9/98    15.19        N/A      N/A     14.57      23.04    N/A     N/A  17.04

STRONG VARIABLE INSURANCE FUNDS, INC ......
Strong MidCap Growth Fund II ..............     2/9/98    48.74        N/A      N/A     40.15      58.86    N/A     N/A 43.17

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .......................   2/9/98     (12.48)       N/A      N/A     (3.62)     (6.50)   N/A     N/A (1.55)
Worldwide Emerging Markets Fund............   2/9/98       9.48        N/A      N/A     (2.31)     16.94    N/A     N/A  (.19)
Worldwide Hard Assets Fund ................   2/9/98       3.38        N/A      N/A     (5.70)     10.44    N/A     N/A (3.65)
Worldwide Real Estate Trust ...............   2/9/98       1.43        N/A      N/A     (4.24)      8.35    N/A     N/A (2.17)


CHART 2: TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:




                                                                       COLUMN A                            COLUMN B
                                              PORTFOLIO                             10 YRS/                              10 YRS/
                                              INCEPTION                              SINCE                                SINCE
                                              DATE          1 YR      3 YRS   5 YRS  INCEPTION    1 YR    3 YRS   5 YRS   INCEPTION
                                              ---------     -----     -----   -----  ---------    ----    -----   -----   ---------
CONSECO SERIES TRUST
Balanced Portfolio .........................  07/25/94      36.30      16.15    20.00    20.21     45.58    18.38    20.93    20.60
Equity Portfolio ...........................  07/25/94      55.66      23.86    28.77    29.05     66.25    26.24    29.76    29.48
Fixed Income Portfolio .....................  07/25/94      -1.05       1.48     4.05     5.96      5.70     3.44     4.87     6.32
Government Securities Portfolio ............  07/25/94      -1.89       1.23     2.98     4.49      4.80     3.19     3.79     4.84
Money Market Portfolio .....................  07/25/94      -2.21       1.90     3.00     2.67      4.46     3.86     3.81     3.02
Conseco 20 Focus Portfolio .................  05/01/00     N/A        N/A      N/A       25.12    N/A      N/A      N/A       33.58
High Yield Portfolio .......................  05/01/00     N/A        N/A      N/A       -5.39    N/A      N/A      N/A        1.02

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ............  01/09/89      12.20      20.12    19.16    24.16     19.85    22.42    20.08    24.19
Alger American Leveraged AllCap Portfolio ..  01/25/95      24.59      32.33    26.41    36.07     33.08    34.86    27.39    36.74
Alger American MidCap Growth Portfolio .....  05/03/93      41.01      20.00    17.78    25.17     50.60    22.31    18.70    25.19
Alger American
  Small Capitalization Portfolio ...........  09/20/88       9.83       8.54     7.69    18.05     17.32    10.64     8.54    18.08

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .........................  02/06/98       1.03     N/A      N/A        9.18      7.92   N/A      N/A       11.55
VP International ...........................  05/02/94      19.63      14.34    16.69    16.27     27.79    16.53    17.59    16.65
VP Value ...................................  05/01/96      -4.97      -0.80   N/A        8.08      1.51     1.11   N/A        9.03

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT-- Growth Fund ...................  05/01/96      48.24      19.15   N/A       18.41     58.33    21.44   N/A       19.46
Berger IPT-- Growth and Income Fund ........  05/01/96      42.10      25.20   N/A       25.83     51.77    27.60   N/A       26.95
Berger IPT-- Small Company Growth Fund .....  05/01/96      66.85      26.10   N/A       22.96     78.20    28.52   N/A       24.06
Berger IPT-- New Generation Fund  .........   05/01/00     N/A        N/A      N/A       -2.61    N/A      N/A      N/A        3.98
Berger/BIAM IPT-- International Fund .......  04/30/97       1.45       5.96   N/A        6.23      8.37     8.00   N/A        7.73

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. ........................  10/07/93      12.78      15.71    20.07    21.44     20.46    17.93    21.00    21.77

DREYFUS STOCK INDEX FUND ...................  10/02/89       4.34      12.38    18.71    19.72     11.45    14.54    19.63    19.75

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio ................  04/30/96       7.07       9.52   N/A       16.98     14.37    11.63   N/A       18.00
International Value Portfolio ..............  05/01/96      -7.29       1.26   N/A        4.97     -0.95     3.21   N/A        5.90

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .........  03/01/94      -7.77      -1.65     4.55     5.17     -1.48     0.25     5.37     5.50
Federated Utility Fund II ..................  02/10/94      -5.14       5.67     9.32    10.32      1.33     7.70    10.17    10.66
Federated International Equity Fund II .....  05/08/95      25.47      20.44    17.01    16.09     34.02    22.75    17.92    16.72




                                                                       COLUMN A                            COLUMN B
                                              PORTFOLIO                               10 YRS/                               10 YRS/
                                              INCEPTION                               SINCE                                  SINCE
                                                DATE        1 YR      3 YRS   5 YRS  INCEPTION    1 YR    3 YRS    5 YRS   INCEPTION
                                              ---------     -----     -----   -----  ---------    ----    -----    -----   ---------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--High Yield Fund ................ 12/15/93     -6.01      0.29    3.26     6.83      0.41     2.23     4.08     7.15




INVESCO VIF--Equity Income Fund ............. 12/15/93      5.54      9.12   13.96    15.62     12.74    11.22    14.85    15.95

JANUS ASPEN SERIES
Aggressive Growth Portfolio ................. 09/13/93     46.03      40.53  28.40    30.77     55.98    43.22    29.39    30.80
Growth Portfolio ............................ 09/13/93     17.43      21.75  22.67    23.02     25.44    24.08    23.62    23.05
Worldwide Growth Portfolio .................. 09/13/93     26.94      21.47  25.25    24.09     35.59    23.80    26.22    24.13

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio .......... 01/30/98     -1.01      N/A    N/A       3.38      5.74    N/A       N/A     5.61
Lazard Retirement Small Cap Portfolio ....... 11/04/97      7.24      N/A    N/A       1.50     14.55    N/A       N/A     3.51

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio ................. 12/11/89      8.20     8.25   11.11     14.24     15.58   10.34     11.98   14.28

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ................. 02/06/98      0.07      N/A    N/A       2.92      6.90   N/A        N/A     5.16

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio ............. 06/09/86     -3.38     0.46    2.73      4.57      3.21    2.40      3.54    4.62
Partners Portfolio .......................... 03/22/94      0.59     0.32   12.13     15.06      7.45    2.25     13.00   15.41

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Fund VCT Portfolio ................... 05/01/00   N/A        N/A      N/A     -7.37       N/A      N/A     N/A    -1.09
Pioneer Equity-Income VCT Portfolio .......... 09/14/99    -9.72     N/A      N/A    -12.53        -3.60   N/A     N/A    -6.81
Pioneer Europe VCT Portfolio ................. 01/02/01   N/A        N/A      N/A      N/A        N/A      N/A     N/A     N/A

RYDEX VARIABLE TRUST
OTC Fund .................................... 05/07/97     34.48      42.41   N/A    43.45        43.64    45.13   N/A    45.45
Nova Fund ................................... 05/07/97      2.98      11.00   N/A    15.70        10.00    13.13   N/A    17.32

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and
  Information Portfolio ..................... 04/28/00    N/A        N/A      N/A   -27.57       N/A      N/A      N/A   -22.65
Seligman Global Technology Portfolio ........ 04/28/00    N/A        N/A      N/A   -20.79       N/A      N/A      N/A   -15.41

STRONG OPPORTUNITY FUND II, INC.





Opportunity Fund II ......................... 05/08/92     15.19     13.22  17.66    18.31        23.04   15.40   18.57   18.34

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................ 12/31/96     48.74     32.24   N/A     35.66        58.86   34.78    N/A    37.40

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ......................... 09/01/89    -12.48     -2.55  -0.51     6.13        -6.50   -0.67    0.28    6.17
Worldwide Emerging Markets Fund ............. 12/27/95      9.48     -12.48  N/A      0.09        16.94  -10.76    N/A     0.91
Worldwide Hard Assets Fund .................. 09/01/89      3.39     -10.23 -0.80     6.27        10.44   -8.48   -0.01    6.30
Worldwide Real Estate Trust ................. 02/06/98      1.43     N/A      N/A    -4.25         8.35   N/A      N/A    -2.17


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should they wish to assign or pledge your Contract.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax
Treatment  of  Withdrawals  --  Qualified   Contracts"   below.)  Under  certain
conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70 1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The value of an annuity unit was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              FINANCIAL STATEMENTS

The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



                      CONSECO VARIABLE ANNUITY ACCOUNT F
                     STATEMENT OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2000
                                   Unaudited

============================================================================================

                                                                                     Value
                                                                                  ----------
ASSETS:
  Interest adjustment cash account                                               $   631,107

  Investments in portfolio shares, at net asset value (Note 2):
                                                     Shares           Cost
                                                  ------------   ------------
  The Alger American Fund:
     Growth Portfolio                                 998,901.2  $ 58,575,726     55,349,117
     Leveraged AllCap Portfolio                     1,273,156.9    64,746,597     63,275,898
     MidCap Portfolio                                 982,748.5    33,092,550     33,511,722
     Small Capitalization Portfolio                   535,523.6    18,533,853     15,685,485

  American Century Variable Portfolios, Inc.:
     Income and Growth Fund                         1,981,823.1    14,785,795     15,160,947
     International Fund                               962,247.5    10,302,131     10,392,273
     Value Fund                                     1,861,714.8    10,641,968     10,984,117

  Berger Institutional Products Trust:
     Growth Fund                                      330,688.8     6,604,395      7,182,562
     Growth and Income Fund                         1,411,091.1    35,598,517     41,133,305
     International Fund                                70,870.7       993,751        939,037
     New Generation Fund                              166,498.1     1,663,865      1,741,570
     Small Company Growth Fund                        682,018.8    18,341,968     18,660,035

  Conseco Series Trust:
     Balanced Portfolio                             1,311,126.0    20,177,458     22,993,069
     Conseco 20 Focus Portfolio                       131,719.7     1,731,439      1,769,873
     Equity Portfolio                                 931,614.3    23,305,517     27,652,328
     Fixed Income Portfolio                         1,342,920.6    12,713,738     12,761,983
     Government Securities Portfolio                  584,226.9     6,548,644      6,545,863
     High Yield Portfolio                             219,089.8     2,202,947      2,201,680
     Money Market Portfolio                        59,191,554.5    59,191,554     59,191,554

  Dreyfus Stock Index Fund                          1,876,776.8    66,737,737     70,472,970
  The Dreyfus Socially Responsible Growth Fund Inc.   615,021.6    22,716,163     24,471,710
  Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio                      229,479.1     6,052,913      6,251,011
     International Value Portfolio                    121,361.3     1,825,606      1,707,554

  Federated Insurance Series:
     High Income Bond Fund II                       1,095,998.1    10,799,265      9,973,583
     International Equity Fund II                     347,008.5     8,561,012      7,113,675
     Utility Fund II                                  613,251.8     8,583,705      8,327,959

  Invesco Variable Investment Fund, Inc.
     Equity Income Fund                               239,712.4     5,009,500      5,331,203
     High Yield Fund                                  597,858.7     6,860,061      6,761,782

  Janus Aspen Series:
     Aggressive Growth Portfolio                    1,810,140.7   107,703,372     95,665,933
     Growth Portfolio                               3,196,755.2    98,842,812    102,072,395
     Worldwide Growth Portfolio                     1,953,045.6    81,037,704     82,926,316

  Lazard Retirement Series, Inc.:
     Equity Portfolio                                 131,504.7     1,533,461      1,517,564
     Small Cap Portfolio                              615,765.8     6,802,516      6,933,523

  Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio                      645,662.9    14,401,194     15,185,991

  Mitchell Hutchins Series Trust:
     Growth and Income Portfolio                       70,394.0     1,040,424      1,030,568

  Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio                  880,977.7    11,370,693     11,346,993
     Partners Portfolio                               331,943.7     5,438,412      5,337,654

  Rydex Variable Trust:
     Nova Fund                                        106,188.7     1,869,131      1,706,453
     OTC Fund                                         226,494.9     8,766,525      7,959,031

  Seligman Portfolios, Inc.:
     Communications and Information Portfolio         132,953.8     3,492,678      3,147,016
     Global Technology Portfolio                       72,242.1     2,058,205      1,892,020

  Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II                         1,278,432.5    44,332,643     43,313,293
  Strong Opportunity Fund II, Inc.                    476,063.4    13,126,847     13,091,743

  Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund                              131,582.7     1,361,844      1,297,405
     Worldwide Emerging Markets Fund                  526,501.1     7,142,584      5,675,682
     Worldwide Hard Assets Fund                        73,010.3       863,146        860,062
     Worldwide Real Estate Fund                        97,749.0     1,006,320        998,995
============================================================================================
       TOTAL ASSETS                                                              950,133,609

       LIABILITIES:
         Amounts payable to Conseco Variable Insurance Company                     1,038,308
--------------------------------------------------------------------------------------------
       NET ASSETS (NOTE 6)                                                      $949,095,301
============================================================================================

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT F
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                   Unaudited

============================================================================================

NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves:                                 Reported Value
                                                                              --------------
  Interest adjustment accounts - 1 Year                                         $    558,462
  Interest adjustment accounts - 3 Year                                               45,618
  Interest adjustment accounts - 5 Year                                               26,155

                                                       Units      Unit Value
                                                    -------------------------

  The Alger American Fund:
     Growth Portfolio                               3,047,868.0    $18.140001     55,288,329
     Leveraged AllCap Portfolio                     2,540,933.3     24.874542     63,204,552
     MidCap Portfolio                               1,727,059.7     19.384003     33,477,330
     Small Capitalization Portfolio                 1,101,511.5     14.224235     15,668,158

  American Century Variable Portfolios, Inc.:
     Income and Growth Fund                         1,133,902.6     13.355742     15,144,111
     International Fund                               664,702.7     15.617213     10,380,804
     Value Fund                                     1,062,056.5     10.330874     10,971,972

  Berger Institutional Products Trust:
     Growth Fund                                      407,951.6     17.587851      7,174,992
     Growth and Income Fund                         1,963,014.9     20.931583     41,089,009
     International Fund                                74,743.0     12.549336        937,975
     New Generation Fund                              167,315.1     10.398444      1,739,817
     Small Company Growth Fund                        874,880.3     21.305720     18,639,955

  Conseco Series Trust:
     Balanced Portfolio                             1,402,639.2     16.374883     22,968,053
     Conseco 20 Focus Portfolio                       132,360.8     13.357758      1,768,044
     Equity Portfolio                               1,360,322.0     20.305953     27,622,635
     Fixed Income Portfolio                         1,183,265.2     10.773243     12,747,604
     Government Securities Portfolio                  612,706.8     10.671679      6,538,610
     High Yield Portfolio                             217,713.0     10.102369      2,199,417
     Money Market Portfolio                         5,348,367.9     11.056453     59,133,970

  Dreyfus Stock Index Fund                          5,012,596.0     14.043409     70,393,936
  The Dreyfus Socially Responsible
     Growth Fund, Inc.                              1,541,977.3     15.852828     24,444,701
  Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio                      497,471.0     12.552580      6,244,545
     International Value Portfolio                    157,956.3     10.798062      1,705,622

  Federated Insurance Series:
     High Income Bond Fund II                       1,029,360.1      9.678278      9,962,433
     International Equity Fund II                     400,637.2     17.736201      7,105,782
     Utility Fund II                                  740,584.8     11.232507      8,318,624

  Invesco Variable Investment Funds, Inc.:
     Equity Income Fund                               435,483.0     12.228354      5,325,240
     High Yield Fund                                  677,516.6      9.968372      6,753,738

  Janus Aspen Series:
     Aggressive Growth Portfolio                    3,402,190.9     28.087299     95,558,353
     Growth Portfolio                               5,565,929.2     18.318764    101,960,943
     Worldwide Growth Portfolio                     4,491,748.7     18.441370     82,834,000

  Lazard Retirement Series, Inc.:
     Equity Portfolio                                 131,019.1     11.569657      1,515,846
     Small Cap Portfolio                              632,560.7     10.954304      6,929,262

  Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio                    1,160,191.1     13.073428     15,167,675

  Mitchell Hutchins Series Trust:
     Growth and Income Portfolio                       90,113.4     11.423744      1,029,432

  Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio                1,073,282.3     10.562111     11,336,127
     Partners Portfolio                               505,241.9     10.551269      5,330,943

  Rydex Variable Trust:
     Nova Fund                                         97,006.3     17.572956      1,704,687
     OTC Fund                                         217,851.9     36.494889      7,950,481

  Seligman Portfolios, Inc.:
     Communications and Information Portfolio         406,375.5      7.735170      3,143,384
     Global Technology Portfolio                      223,456.4      8.458632      1,890,135

  Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II Fund                    1,673,647.1     25.850517     43,264,643
  Strong Opportunity Fund II, Inc.                    862,383.0     15.164171     13,077,323

  Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund                              135,058.0      9.595568      1,295,958
     Worldwide Emerging Markets Fund                  569,790.0      9.950003      5,669,412
     Worldwide Hard Assets Fund                        94,749.2      9.062094        858,626
     Worldwide Real Estate Fund                       105,739.6      9.437128        997,878
============================================================================================
     NET ASSETS                                                                 $949,095,301
============================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                           AMERICAN CENTURY
      CONSECO VARIABLE ANNUITY ACCOUNT F                       THE ALGER AMERICAN FUNDS                  VARIABLE PORTFOLIOS
            STATEMENT OF OPERATIONS               ----------------------------------------------- ----------------------------------
 For the Nine Months Ended September 30, 2000                 Leveraged                Small      Income and
                   Unaudited                      Growth       All Cap     MidCap  Capitalization   Growth    International   Value
====================================================================================================================================
Investment income:
   Dividends from investments in portfolio
     shares ..................................  $6,619,904  $5,664,871   $2,545,653  $4,444,685     $69,261    $119,072    $311,714
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees                 467,151     520,908      195,638     117,441     129,464      73,154      85,305
   Administrative fees .......................      56,061      62,509       23,476      14,093      15,536       8,778      10,237
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..........................     523,212     583,417      219,114     131,534     145,000      81,932      95,542
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income .................   6,096,692   5,081,454    2,326,539   4,313,151     (75,739)     37,140     216,172
------------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) and unrealized
appreciation (depreciation) on investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........     874,264   1,642,498    1,726,312  (1,902,351)    681,871     360,733    (815,414)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ........................  (8,417,303)(10,561,185)  (1,105,415) (4,543,921) (1,185,486) (1,715,732)    730,796
------------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in
         portfolio shares ....................  (7,543,039) (8,918,687)     620,897  (6,446,272)   (503,615) (1,354,999)    (84,618)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
           assets from operations ............ ($1,446,347)($3,837,233)  $2,947,436 ($2,133,121)  ($579,354)($1,317,859)   $131,554
====================================================================================================================================



                                                                   CONSECO SERIES TRUST
                   BERGER INSTITUTIONAL PRODUCTS TRUST                   PORTFOLIOS
----------------------------------------------------------------- ------------------------
                Growth and                      New       Small                  Conseco
    Growth       Income      International  Generation   Company     Balanced    20 Focus
==========================================================================================

         $0           $0            $0            $0           $0     $336,716          $0
------------------------------------------------------------------------------------------

     45,656      277,792         5,274         4,464      117,167      145,467       4,483
      5,479       33,335           633           536       14,060       17,456         538
------------------------------------------------------------------------------------------
     51,135      311,127         5,907         5,000      131,227      162,923       5,021
------------------------------------------------------------------------------------------
    (51,135)    (311,127)       (5,907)       (5,000)    (131,227)     173,793      (5,021)
------------------------------------------------------------------------------------------



    486,246      656,672        38,439         8,637    1,642,906       78,745     142,194


   (129,541)   1,570,816      (105,594)       77,705   (1,309,165)   2,405,594      38,434
------------------------------------------------------------------------------------------

    356,705    2,227,488       (67,155)       86,342      333,741    2,484,339     180,628
------------------------------------------------------------------------------------------

   $305,570   $1,916,361      ($73,062)      $81,342     $202,514   $2,658,132    $175,607
==========================================================================================




                CONSECO SERIES TRUST PORTFOLIOS
                           (CONTINUED)
-----------------------------------------------------------------     DREYFUS
                                                                      SOCIALLY    DREYFUS
                  Fixed      Government       High       Money       RESPONSIBLE   STOCK
    Equity       Income      Securities       Yield      Market        GROWTH      INDEX
==========================================================================================

    $12,344     $598,091      $247,710       $15,590   $1,994,280       $3,088    $558,885
------------------------------------------------------------------------------------------

    170,489      107,255        50,658         3,462      422,873      199,909     614,613
     20,459       12,871         6,079           415       50,745       23,989      73,753
------------------------------------------------------------------------------------------
    190,948      120,126        56,737         3,877      473,618      223,898     688,366
------------------------------------------------------------------------------------------
   (178,604)     477,965       190,973        11,713    1,520,662     (220,810)   (129,481)
------------------------------------------------------------------------------------------



    192,384     (251,199)     (123,024)        1,164            0      696,432   1,981,441

  3,556,980      422,500       240,473        (1,267)           0      (34,472) (3,285,759)
------------------------------------------------------------------------------------------

  3,749,364      171,301       117,449          (103)           0      661,960  (1,304,318)
------------------------------------------------------------------------------------------

 $3,570,760     $649,266      $308,422       $11,610   $1,520,662     $441,150 ($1,433,799)
==========================================================================================




      DREYFUS VARIABLE                                                 INVESCO VARIABLE
      INVESTMENT FUNDS             FEDERATED INSURANCE SERIES           INSURANCE FUNDS
--------------------------- ---------------------------------------- ---------------------
 Disciplined  International  High Income  International               Equity
    Stock          Value        Bond II     Equity II     Utility II   Income   High Yield
==========================================================================================

       $491      $31,379      $879,352      $944,245     $367,173           $0          $0
------------------------------------------------------------------------------------------

     46,188       14,015        90,901        56,413       79,415       47,164      61,865
      5,543        1,682        10,908         6,770        9,530        5,660       7,424
------------------------------------------------------------------------------------------
     51,731       15,697       101,809        63,183       88,945       52,824      69,289
------------------------------------------------------------------------------------------
    (51,240)      15,682       777,543       881,062      278,228      (52,824)    (69,289)
------------------------------------------------------------------------------------------



    243,217        3,930      (424,008)      179,300     (142,477)     181,244    (126,291)

    (94,369)    (147,011)     (644,075)   (2,259,186)    (284,364)     156,015      65,230
------------------------------------------------------------------------------------------

    148,848     (143,081)   (1,068,083)   (2,079,886)    (426,841)     337,259     (61,061)
------------------------------------------------------------------------------------------

    $97,608    ($127,399)    ($290,540)  ($1,198,824)   ($148,613)    $284,435   ($130,350)
==========================================================================================



                                              LAZARD RETIREMENT       LORD        MITCHELL
      JANUS ASPEN SERIES PORTFOLIOS           SERIES PORTFOLIOS      ABBETT       HUTCHINS
-------------------------------------     -----------------------    SERIES       SERIES
                                                                     TRUST         TRUST
  Aggressive                 Worldwide                               GROWTH       GROWTH
    Growth      Growth        Growth        Equity     Small Cap   AND INCOME   AND INCOME
==========================================================================================

$10,954,393   $7,439,459    $6,489,403          $262         $303           $0     $42,923
------------------------------------------------------------------------------------------

    784,971      791,038       664,145        15,023       19,185      121,845       6,345
     94,196       94,924        79,697         1,803        2,302       14,621         761
------------------------------------------------------------------------------------------
    879,167      885,962       743,842        16,826       21,487      136,466       7,106
------------------------------------------------------------------------------------------
 10,075,226    6,553,497     5,745,561       (16,564)     (21,184)    (136,466)     35,817
------------------------------------------------------------------------------------------



 12,266,914    2,521,998     1,316,508        92,330      123,589      260,151      24,612

(26,607,428)  (7,930,422)  (12,405,350)     (113,439)     118,531      732,878     (69,283)
------------------------------------------------------------------------------------------

(14,340,514)  (5,408,424)  (11,088,842)      (21,109)     242,120      993,029     (44,671)
------------------------------------------------------------------------------------------

($4,265,288)  $1,145,073   ($5,343,281)     ($37,673)    $220,936     $856,563     ($8,854)
==========================================================================================


                                                                                  STRONG
       NEUBERGER BERMAN                                                          VARIABLE
      ADVISERS MANAGEMENT                                                        INSURANCE
       TRUST PORTFOLIOS       RYDEX VARIABLE TRUST       SELIGMAN PORTFOLIOS       FUNDS
-------------------------    ----------------------- -------------------------- -----------
                                                     Communications                            STRONG
   Limited                                                 and         Global      Mid Cap   OPPORTUNITY
Maturity Bond   Partners        Nova          OTC     Information    Technology   Growth II    FUND II
========================================================================================================

   $585,891   $1,011,509       $93,521      $298,902           $0           $0          $0           $0
--------------------------------------------------------------------------------------------------------

     84,788       57,059         3,792        16,598        8,637        4,505     264,372      111,045
     10,174        6,847           455         1,992        1,036          541      31,725       13,325
--------------------------------------------------------------------------------------------------------
     94,962       63,906         4,247        18,590        9,673        5,046     296,097      124,370
--------------------------------------------------------------------------------------------------------
    490,929      947,603        89,274       280,312       (9,673)      (5,046)   (296,097)    (124,370)
--------------------------------------------------------------------------------------------------------



   (240,762)    (598,721)       17,739        72,227      (58,399)     (15,740)  4,911,266    1,901,533

     24,845     (416,774)     (162,678)     (807,494)    (345,662)    (166,185) (4,218,415)  (1,104,250)
--------------------------------------------------------------------------------------------------------

   (215,917)  (1,015,495)     (144,939)     (735,267)    (404,061)    (181,925)    692,851      797,283
--------------------------------------------------------------------------------------------------------

   $275,012     ($67,892)     ($55,665)    ($454,955)   ($413,734)   ($186,971)   $396,754     $672,913
========================================================================================================


       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS             INTEREST ADJUSTMENT ACCOUNTS
-----------------------------------------------------  -----------------------------------
               Emerging         Hard         Real                                             Combined
     Bond       Markets        Assets       Estate        1 Year        3 Year      5 Year      Total
========================================================================================================

    $41,442           $0        $6,289        $6,977           $0           $0          $0  $52,735,778
--------------------------------------------------------------------------------------------------------

     10,329       48,846        11,930        15,329            0            0           0    7,194,366
      1,240        5,862         1,432         1,839            0            0           0      863,327
--------------------------------------------------------------------------------------------------------
     11,569       54,708        13,362        17,168            0            0           0    8,057,693
--------------------------------------------------------------------------------------------------------
     29,873      (54,708)       (7,073)      (10,191)           0            0           0   44,678,085
--------------------------------------------------------------------------------------------------------



    (19,271)     624,567       (99,107)      (86,579)           0            0           0   31,048,720

    (56,733)  (2,312,506)      (38,008)        7,655            0            0           0  (82,430,020)
--------------------------------------------------------------------------------------------------------

    (76,004)  (1,687,939)     (137,115)      (78,924)           0            0           0  (51,381,300)
--------------------------------------------------------------------------------------------------------

   ($46,131) ($1,742,647)    ($144,188)     ($89,115)          $0           $0          $0  ($6,703,215)
========================================================================================================


                                                                                                         AMERICAN CENTURY
                                                               THE ALGER AMERICAN FUNDS                 VARIABLE PORTFOLIOS
   STATEMENT OF CHANGES IN NET ASSETS             ----------------------------------------------- ----------------------------------
For the Nine Months Ended September 30, 2000                  Leveraged                Small      Income and
                  Unaudited                       Growth       All Cap    MidCap   Capitalization   Growth    International   Value
================================================================================================= ==================================
Changes from operations:
   Net investment income .....................  $6,096,692  $5,081,454   $2,326,539  $4,313,151    ($75,739)    $37,140    $216,172
   Net realized gains (losses) on sales of
     investments in portfolio shares .........     874,264   1,642,498    1,726,312  (1,902,351)    681,871     360,733    (815,414)
   Net change in unrealized appreciation
    (depreciation) of investments in portfolio
     shares ..................................  (8,417,303)(10,561,185)  (1,105,415) (4,543,921) (1,185,486) (1,715,732)    730,796
--------------------------------------------------------------------------------------------------------------------------------- --
     Net increase (decrease) in net assets
      from operations ........................  (1,446,347) (3,837,233)   2,947,436  (2,133,121)   (579,354) (1,317,859)    131,554
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............  21,621,481  33,253,261   10,790,247   7,559,779   4,229,277   5,276,441   2,868,737
   Contract redemptions ......................  (3,383,637) (3,107,619)  (1,142,529)   (864,135) (1,048,423)   (239,261)   (476,863)
   Net transfers .............................   2,626,918   1,314,949   11,142,381   3,414,452   1,242,665   1,511,326   2,302,639
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....  20,864,762  31,460,591   20,790,099  10,110,096   4,423,519   6,548,506   4,694,513
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .  19,418,415  27,623,358   23,737,535   7,976,975   3,844,165   5,230,647   4,826,067
Net assets, beginning of period ..............  35,869,913  35,581,193    9,739,795   7,691,183  11,299,946   5,150,157   6,145,904
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period (Note 6)      $55,288,328 $63,204,551  $33,477,330 $15,668,158 $15,144,111 $10,380,804 $10,971,971
====================================================================================================================================



                                                                   CONSECO SERIES TRUST
                   BERGER INSTITUTIONAL PRODUCTS TRUST                   PORTFOLIOS
----------------------------------------------------------------- ------------------------
                Growth and                      New       Small                  Conseco
    Growth       Income      International  Generation   Company     Balanced    20 Focus
==========================================================================================


   ($51,135)   ($311,127)      ($5,907)      ($5,000)   ($131,227)    $173,793     ($5,021)

    486,246      656,672        38,439         8,637    1,642,906       78,745     142,194


   (129,541)   1,570,816      (105,594)       77,705   (1,309,165)   2,405,594      38,434
------------------------------------------------------------------------------------------

    305,570    1,916,361       (73,062)       81,342      202,514    2,658,132     175,607
------------------------------------------------------------------------------------------

  3,467,742   17,214,907       358,451     1,009,889    9,412,639    9,222,875     681,440
   (236,652)  (1,398,124)      (36,245)       (6,296)  (1,090,493)    (616,622)     (7,688)
  1,096,850    7,482,834       391,013       654,881    4,948,754    2,548,356     918,684
------------------------------------------------------------------------------------------

  4,327,940   23,299,617       713,219     1,658,474   13,270,900   11,154,609   1,592,436
------------------------------------------------------------------------------------------
  4,633,510   25,215,978       640,157     1,739,816   13,473,414   13,812,741   1,768,043
  2,541,482   15,873,033       297,818             0    5,166,539    9,155,312           0
------------------------------------------------------------------------------------------
 $7,174,992  $41,089,011      $937,975    $1,739,816  $18,639,953  $22,968,053  $1,768,043
==========================================================================================



                CONSECO SERIES TRUST PORTFOLIOS
                           (CONTINUED)
-----------------------------------------------------------------     DREYFUS
                                                                      SOCIALLY    DREYFUS
                  Fixed      Government       High       Money       RESPONSIBLE   STOCK
    Equity       Income      Securities       Yield      Market        GROWTH      INDEX
==========================================================================================


  ($178,604)    $477,965      $190,973       $11,713   $1,520,662    ($220,810)  ($129,481)

    192,384     (251,199)     (123,024)        1,164            0      696,432   1,981,441


  3,556,980      422,500       240,473        (1,267)           0      (34,472) (3,285,759)
------------------------------------------------------------------------------------------

  3,570,760      649,266       308,422        11,610    1,520,662      441,150  (1,433,799)
------------------------------------------------------------------------------------------

  7,471,264    3,204,988     2,231,149       413,613   68,133,898    9,446,905  22,119,343
   (864,287)    (948,716)     (379,088)       (3,336)  (4,196,059)  (1,337,797) (4,217,760)
  7,093,777      841,839      (176,427)    1,777,530  (58,658,525)   1,249,492     128,281
------------------------------------------------------------------------------------------

 13,700,754    3,098,111     1,675,634     2,187,807    5,279,314    9,358,600  18,029,864
------------------------------------------------------------------------------------------
 17,271,514    3,747,377     1,984,056     2,199,417    6,799,976    9,799,750  16,596,065
 10,351,120    9,000,226     4,554,554             0   52,334,002   14,644,950  53,797,872
------------------------------------------------------------------------------------------
$27,622,634  $12,747,603    $6,538,610    $2,199,417  $59,133,978  $24,444,700 $70,393,937
==========================================================================================



      DREYFUS VARIABLE                                                 INVESCO VARIABLE
      INVESTMENT FUNDS             FEDERATED INSURANCE SERIES           INSURANCE FUNDS
--------------------------- ---------------------------------------- ---------------------
 Disciplined  International  High Income  International               Equity
    Stock          Value        Bond II     Equity II     Utility II   Income   High Yield
==========================================================================================


   ($51,240)     $15,682      $777,543      $881,062     $278,228     ($52,824)   ($69,289)

    243,217        3,930      (424,008)      179,300     (142,477)     181,244    (126,291)


    (94,369)    (147,011)     (644,075)   (2,259,186)    (284,364)     156,015      65,230
------------------------------------------------------------------------------------------

     97,608     (127,399)     (290,540)   (1,198,824)    (148,613)     284,435    (130,350)
------------------------------------------------------------------------------------------

  2,109,436      569,037     3,003,313     4,399,291    2,792,197    1,209,232   3,006,203
   (508,294)    (160,162)     (692,665)     (404,673)    (720,138)    (264,302)   (384,557)
  1,027,412      349,676      (650,330)      123,045      108,452      352,406    (812,846)
------------------------------------------------------------------------------------------

  2,628,554      758,551     1,660,318     4,117,663    2,180,511    1,297,336   1,808,800
------------------------------------------------------------------------------------------
  2,726,162      631,152     1,369,778     2,918,839    2,031,898    1,581,771   1,678,450
  3,518,383    1,074,470     8,592,656     4,186,943    6,286,725    3,743,469   5,075,287
------------------------------------------------------------------------------------------
 $6,244,545   $1,705,622    $9,962,434    $7,105,782   $8,318,623   $5,325,240  $6,753,737
==========================================================================================



                                              LAZARD RETIREMENT       LORD        MITCHELL
      JANUS ASPEN SERIES PORTFOLIOS           SERIES PORTFOLIOS      ABBETT       HUTCHINS
-------------------------------------     -----------------------    SERIES       SERIES
                                                                     TRUST         TRUST
  Aggressive                 Worldwide                               GROWTH       GROWTH
    Growth      Growth       Growth         Equity     Small Cap   AND INCOME   AND INCOME
==========================================================================================


$10,075,226   $6,553,497    $5,745,561      ($16,564)    ($21,184)   ($136,466)    $35,817

 12,266,914    2,521,998     1,316,508        92,330      123,589      260,151      24,612


(26,607,428)  (7,930,422)  (12,405,350)     (113,439)     118,531      732,878     (69,283)
------------------------------------------------------------------------------------------

 (4,265,288)   1,145,073    (5,343,281)      (37,673)     220,936      856,563      (8,854)
------------------------------------------------------------------------------------------

 55,904,424   44,880,746    40,326,288       328,783    1,424,906    4,991,666     585,081
 (4,422,595)  (4,501,257)   (2,815,897)     (246,906)    (118,770)  (1,030,923)    (73,472)
  4,286,238    5,289,335     7,221,378       (94,846)   4,423,571      891,106     (17,200)
------------------------------------------------------------------------------------------

 55,768,067   45,668,824    44,731,769       (12,969)   5,729,707    4,851,849     494,409
------------------------------------------------------------------------------------------
 51,502,779   46,813,897    39,388,488       (50,642)   5,950,643    5,708,412     485,555
 44,055,572   55,147,048    43,445,510     1,566,487      978,620    9,459,263     543,877
------------------------------------------------------------------------------------------
$95,558,351 $101,960,945   $82,833,998    $1,515,845   $6,929,263  $15,167,675  $1,029,432
==========================================================================================



                                                                                  STRONG
       NEUBERGER BERMAN                                                          VARIABLE
      ADVISERS MANAGEMENT                                                        INSURANCE
       TRUST PORTFOLIOS       RYDEX VARIABLE TRUST       SELIGMAN PORTFOLIOS       FUNDS
-------------------------    ----------------------- -------------------------- -----------
                                                     Communications                            STRONG
   Limited                                                 and         Global      Mid Cap   OPPORTUNITY
Maturity Bond   Partners        Nova          OTC     Information    Technology   Growth II    FUND II
========================================================================================================


   $490,929     $947,603       $89,274      $280,312      ($9,673)     ($5,046)  ($296,097)   ($124,370)

   (240,762)    (598,721)       17,739        72,227      (58,399)     (15,740)  4,911,266    1,901,533


     24,845     (416,774)     (162,678)     (807,494)    (345,662)    (166,185) (4,218,415)  (1,104,250)
--------------------------------------------------------------------------------------------------------

    275,012      (67,892)      (55,665)     (454,955)    (413,734)    (186,971)    396,754      672,913
--------------------------------------------------------------------------------------------------------

  2,911,600      947,635       711,755     3,109,707    2,082,783    1,363,608  21,170,060    5,666,021
   (585,923)    (339,738)      (45,411)     (240,484)     (18,958)      (5,770) (1,337,416)    (795,241)
   (695,189)    (788,678)    1,094,007     5,536,214    1,493,293      719,269   8,511,613      442,006
--------------------------------------------------------------------------------------------------------

  1,630,488     (180,781)    1,760,351     8,405,437    3,557,118    2,077,107  28,344,257    5,312,786
--------------------------------------------------------------------------------------------------------
  1,905,500     (248,673)    1,704,686     7,950,482    3,143,384    1,890,136  28,741,011    5,985,699
  9,430,627    5,579,616             0             0            0            0  14,523,632    7,091,625
--------------------------------------------------------------------------------------------------------
$11,336,127   $5,330,943    $1,704,686    $7,950,482   $3,143,384   $1,890,136 $43,264,643  $13,077,324
========================================================================================================



       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS             INTEREST ADJUSTMENT ACCOUNTS
-----------------------------------------------------  -----------------------------------
               Emerging         Hard         Real                                             Combined
     Bond       Markets        Assets       Estate        1 Year        3 Year      5 Year      Total
========================================================================================================


    $29,873     ($54,708)      ($7,073)     ($10,191)          $0           $0          $0  $44,678,085

    (19,271)     624,567       (99,107)      (86,579)           0            0           0   31,048,720


    (56,733)  (2,312,506)      (38,008)        7,655            0            0           0  (82,430,020)
--------------------------------------------------------------------------------------------------------

    (46,131)  (1,742,647)     (144,188)      (89,115)           0            0           0   (6,703,215)
--------------------------------------------------------------------------------------------------------

    509,598    4,962,485       133,144       370,380      286,889       45,618      22,671  449,812,883
    (48,858)    (326,406)     (343,434)     (119,020)        (671)           0           0  (46,153,571)
     29,487      (31,366)      642,503       546,332      (30,032)           0      (7,002)  33,812,523
--------------------------------------------------------------------------------------------------------

    490,227    4,604,713       432,213       797,692      256,186       45,618      15,669  437,471,835
--------------------------------------------------------------------------------------------------------
    444,096    2,862,066       288,025       708,577      256,186       45,618      15,669  430,768,620
    851,862    2,807,346       570,601       289,301      302,276            0      10,486  518,326,681
--------------------------------------------------------------------------------------------------------
 $1,295,958   $5,669,412      $858,626      $997,878     $558,462      $45,618     $26,155 $949,095,301
========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT F
                          NOTES TO FINANCIAL STATEMENTS
                                   Unaudited

(1) GENERAL

     Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Interest Adjustment Account ("IAA"), offers an investment option which pays fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

    Besides the three guarantee periods of the IAA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
    Growth Portfolio
    Leveraged AllCap Portfolio
    MidCap Growth Portfolio
    Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income and Growth Fund
    International Fund
    Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
    Growth Fund
    Growth and Income Fund
    International Fund
    New Generation Fund
    Small Company Growth Fund

CONSECO SERIES TRUST
    Balanced Portfolio
    Conseco 20 Focus Portfolio
    Equity Portfolio
    Fixed Income Portfolio
    Government Securities Portfolio
    High Yield Portfolio
    Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
    International Value Portfolio
    Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
    High Income Bond Fund II
    International Equity Fund II
    Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
    Equity Income Fund
    High Yield Fund

JANUS ASPEN SERIES
    Aggressive Growth Portfolio
    Growth Portfolio
    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
    Equity Portfolio
    Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio

                       CONSECO VARIABLE ANNUITY ACCOUNT F
                          NOTES TO FINANCIAL STATEMENTS
                                   Unaudited

1)  GENERAL (continued)

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio
    Partners Portfolio

RYDEX VARIABLE TRUST
    Nova Fund
    OTC Fund

SELIGMAN PORTFOLIOS, INC.
    Communications and Information Portfolio
    Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
    Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund
    Worldwide Emerging Markets Fund
    Worldwide Hard Assets Fund
    Worldwide Real Estate Fund

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

    Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments, which are restricted as to resale.

    Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

    The aggregate cost of purchases of investments in portfolio shares were $810,270,671 and $428,880,284 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $327,996,564 and $96,341,276 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(4) DEDUCTIONS AND EXPENSES

    Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

                       CONSECO VARIABLE ANNUITY ACCOUNT F
                          NOTES TO FINANCIAL STATEMENTS
                                   Unaudited

(4) DEDUCTION AND EXPENSES (continued)

    The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Variable Account, for assuming the mortality and expense risks. These fees were $7,194,366 and $3,311,496 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

    Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,333,777 and $366,942 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $863,327 and $397,379 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

    The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. The adjustment charges were $2 and $16 for the nine months ended September 30, 2000 and the year ended December 31, 1999, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

    Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6) NET ASSETS

    Net assets consisted of the following at September 30, 2000:

Proceeds from the sales of units since organization,
  less cost of units redeemed ...................................   $854,421,760
Undistributed net investment income .............................     55,666,297
Undistributed net realized gain on sales of investments .........     38,593,628
Net unrealized appreciation of investments ......................        413,616
                                                                    ------------
      Net assets ................................................   $949,095,301
                                                                    ============






CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================================================
                                                                                          SHARES           COST     REPORTED VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Market value adjustment cash account................................................                               $    312,640
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio.                                                                   557,806.4  $  30,720,879     35,911,573
       Leveraged AllCap Portfolio......................................................    614,503.5     26,532,283     35,622,770
       MidCap Growth Portfolio.........................................................    302,549.3      8,226,576      9,751,164
       Small Capitalization Portfolio..................................................    139,624.4      6,004,731      7,700,284
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................  1,414,181.8      9,752,817     11,313,455
       International Fund .............................................................    412,479.0      3,350,113      5,155,987
       Value Fund .....................................................................  1,034,104.4      6,541,567      6,152,921
     Berger Institutional Products Trust:
       100 Fund .......................................................................    132,386.3      1,836,756      2,544,464
       Growth and Income Fund..........................................................    600,834.5     11,928,100     15,892,072
       Small Company Growth Fund.......................................................    220,004.5      3,545,073      5,172,306
       BIAM International Fund.........................................................     20,354.6        246,908        297,787
     Conseco Series Trust:
       Balanced Portfolio..............................................................    625,620.0      8,755,822      9,165,838
       Equity Portfolio................................................................    447,077.0      9,573,736     10,363,566
       Fixed Income Portfolio..........................................................    960,082.4      9,385,109      9,010,853
       Government Securities Portfolio.................................................    416,009.7      4,803,151      4,559,896
       Money Market Portfolio.......................................................... 52,392,728.6     52,392,729     52,392,729
     Dreyfus Stock Index Fund..........................................................  1,400,802.6     46,839,868     53,860,861
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    375,270.5     12,871,798     14,661,817
     Dreyfus Variable Investment Fund:
          Disciplined Stock Portfolio..................................................    130,845.9      3,229,903      3,522,371
          International Value Portfolio................................................     68,645.2      1,046,711      1,075,671
     Federated Insurance Series:
       High Income Bond Fund II .......................................................    840,112.9      8,784,364      8,602,756
       International Equity Fund II ...................................................    151,587.3      3,378,024      4,189,873
       Utility Fund II ................................................................    438,628.0      6,265,693      6,294,311
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund..............................................................    178,386.0      3,582,202      3,747,890
       High Yield Fund.................................................................    441,451.8      5,244,619      5,081,110
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................    738,910.9     29,535,602     44,105,593
       Growth Portfolio................................................................  1,640,691.8     44,049,273     55,209,279
       Worldwide Growth Portfolio......................................................    910,881.4     29,200,626     43,494,588
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    136,027.8      1,470,859      1,568,400
       Small Cap Portfolio ............................................................     99,773.2        967,297        979,773
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio  ...................................................    427,328.9      9,417,689      9,469,608
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     33,324.9        485,102        544,529
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    713,102.2      9,490,018      9,441,473
       Partners Portfolio..............................................................    284,442.4      5,270,432      5,586,448
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................    478,771.7     11,341,233     14,540,297
     Strong Opportunity Fund II, Inc. .................................................    273,166.7      6,030,456      7,099,601
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ............................................................     79,782.2         860,578       852,871
       Worldwide Emerging Markets Fund....                                                 197,090.8       1,964,910     2,810,514
       Worldwide Hard Assets Fund.........                                                  52,258.1         537,825       572,749
       Worldwide Real Estate Fund  .......                                                  31,655.4         304,627       289,647
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets     ............................................................................................   518,922,335
Liabilities:
     Net amounts due to Conseco Variable Insurance Company ..........................................................      595,654
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets (Note 6) ...... .................................................................................. $518,326,681
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 1999

===================================================================================================================================
                                                                                           UNITS      UNIT VALUE     REPORTED VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
       Market value adjustment accounts - 1 Year... ...................................                               $    302,276
       Market value adjustment accounts - 5 Year... ...................................                                     10,486
     The Alger American Fund:
       Growth Portfolio ...............................................................  1,954,847.9     $18.349209     35,869,913
       Leveraged AllCap Portfolio......... ............................................  1,362,969.0      26.105651     35,581,193
       MidCap Portfolio................................................................    604,589.9      16.109755      9,739,795
       Small Capitalization Portfolio .................................................    485,731.3      15.834233      7,691,183
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund .........................................................    805,221.4      14.033340     11,299,946
       International Fund .............................................................    286,551.2      17.972904      5,150,157
       Value Fund .....................................................................    615,220.8       9.989754      6,145,904
     Berger Institutional Products Trust:
       100 Fund........................................................................    161,596.2      15.727365      2,541,482
       Growth and Income Fund..........................................................    827,032.9      19.192747     15,873,033
       Small Company Growth Fund ......................................................    279,264.7      18.500508      5,166,539
       BIAM International Fund.........................................................     21,269.1      14.002359        297,818
     Conseco Series Trust:
       Balanced Portfolio .............................................................    675,068.3      13.562053      9,155,312
       Equity Portfolio................................................................    646,422.4      16.012935     10,351,120
       Fixed Income Portfolio..........................................................    881,706.4      10.207736      9,000,226
       Government Securities Portfolio.................................................    451,881.9      10.079080      4,554,554
       Money Market Portfolio .........................................................  4,895,748.7      10.689683     52,334,002
     Dreyfus Stock Index Fund..........................................................  3,732,394.5      14.413769     53,797,872
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    931,176.3      15.727365     14,644,950
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................    280,700.5      12.534297      3,518,383
       International Value Portfolio...................................................     90,422.7      11.882741      1,074,470
     Federated Insurance Series:
       High Income Bond Fund II........................................................    859,801.8       9.993764      8,592,656
       International Equity Fund II....................................................    200,437.7      20.888997      4,186,943
       Utility Fund II ................................................................    550,507.2      11.419878      6,286,725
     Invesco Variable Investment Funds, Inc.:
       Equity Income Fund..............................................................    320,677.7      11.673618      3,743,469
       High Yield Fund.................................................................    495,080.5      10.251437      5,075,287
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  1,540,760.6      28.593392     44,055,572
       Growth Portfolio ...............................................................  3,067,175.0      17.979753     55,147,048
       Worldwide Growth Portfolio......................................................  2,253,670.9      19.277664     43,445,510
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    134,126.2      11.679204      1,566,487
       Small Cap Portfolio ............................................................    101,384.2       9.652585        978,620
     Lord Abbett Series Fund, Inc. :
       Growth and Income Portfolio.....................................................    759,959.9      12.447055      9,459,263
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     45,323.1      12.000004        543,877
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    921,343.4      10.235735      9,430,627
       Partners Portfolio..............................................................    524,038.9      10.647332      5,579,616
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II Fund.....................................................    620,231.3      23.416477     14,523,632
     Strong Opportunity Fund II, Inc. .................................................    489,673.9      14.482342      7,091,625
     Van Eck Worldwide InsuranceTrust:
       Worldwide Bond Fund ............................................................     85,090.2      10.011282        851,862
       Worldwide Emerging Markets Fund.................................................    211,063.4      13.300962      2,807,346
       Worldwide Hard Assets Fund......................................................     67,745.9       8.422660        570,601
       Worldwide Real Estate Fund .....................................................     34,644.5       8.350561        289,301
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets .............................................................................................   $518,326,681
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                 -------------------------------------------------------  ----------
                                                                              LEVERAGED                      SMALL        INCOME AND
                                                                  GROWTH       ALL CAP       MIDCAP      CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends from investments in portfolio shares.........  $  1,430,547   $    500,458   $   582,461   $    338,300       $  1,088
Expenses:
   Mortality and expense risk fees........................       239,548        162,697        62,770         49,939         92,646
   Administrative fees....................................        28,746         19,524         7,532          5,993         11,117
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       268,294        182,221        70,302         55,932        103,763
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................     1,162,253        318,237       512,159        282,368       (102,675)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
      Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       631,065        835,798        44,078        190,892        275,972
      Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares    4,901,589      9,643,781     1,344,548      1,725,004      1,389,677
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................   $ 6,063,842    $ 9,962,018   $ 1,856,707    $ 2,007,372     $1,287,002
------------------------------------------------------------------------------------------------------------------------------------




STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                              LEVERAGED                   SMALL          INCOME AND
                                                               GROWTH          ALL CAP      MIDCAP    CAPITALIZATION       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss)...........................  $  1,162,253   $    318,237   $   512,159   $    282,368    $  (102,675)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       631,065        835,798        44,078        190,892        275,972
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     6,063,842      9,962,018     1,856,707      2,007,372      1,287,002
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................    23,999,459     22,672,749     5,927,981      4,314,899      6,525,629
   Contract redemptions...................................      (601,059)      (671,251)     (125,849)      (299,566)      (407,475)
   Net transfers .........................................       335,450      1,993,274       154,267        (47,082)      (345,171)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
       from contract owners' transactions ................    23,733,850     23,994,772     5,956,399      3,968,251      5,772,983
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ......................    29,797,692     33,956,790     7,813,106      5,975,623      7,059,985
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     6,072,221      1,624,403     1,926,689      1,715,560      4,239,961
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ................  $ 35,869,913   $ 35,581,193    $9,739,795    $ 7,691,183    $ 11,299,946
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
--------------------------  ----------------------------------------------------- --------------------------------------------------
                                             GROWTH AND      SMALL            BIAM                                        FIXED
 INTERNATIONAL     VALUE          100          INCOME       COMPANY      INTERNATIONAL    BALANCED       EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------------------------
    $       --     $ 259,443      $     388    $        --   $        --     $    1,621   $ 1,615,190    $ 2,905,627      $ 448,871

        32,399        48,544         18,601         82,781        26,598          2,821        74,401         85,073         84,189
         3,888         5,825          2,232          9,934         3,192            339         8,928         10,209         10,103
------------------------------------------------------------------------------------------------------------------------------------
        36,287        54,369         20,833         92,715        29,790          3,160        83,329         95,282         94,292
------------------------------------------------------------------------------------------------------------------------------------
       (36,287)      205,074        (20,445)       (92,715)      (29,790)        (1,539)    1,531,861      2,810,345        354,579
------------------------------------------------------------------------------------------------------------------------------------



        42,779       (20,013)       149,335        714,562       287,230         31,785        43,280         96,287        (74,662)
     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
------------------------------------------------------------------------------------------------------------------------------------
     1,811,821      (470,185)       746,181      4,443,418     1,863,346         65,612       332,936        314,766       (424,951)
------------------------------------------------------------------------------------------------------------------------------------
   $ 1,775,534    $ (265,111)     $ 725,736    $ 4,350,703   $ 1,833,556    $    64,073   $ 1,864,797    $ 3,125,111      $ (70,372)
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
---------------------------  ---------------------------------------------------- --------------------------------------------------
                                             GROWTH AND        SMALL         BIAM                                       FIXED
 INTERNATIONAL      VALUE          100         INCOME         COMPANY    INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------
      $(36,287)  $   205,074    $   (20,445)   $   (92,715)   $  (29,790)    $   (1,539)  $ 1,531,861    $ 2,810,345     $  354,579
        42,779       (20,013)       149,335        714,562       287,230        31,785         43,280         96,287       (74,662)
     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
------------------------------------------------------------------------------------------------------------------------------------
     1,775,534      (265,111)       725,736      4,350,703     1,833,556         64,073     1,864,797      3,125,111        (70,372)
------------------------------------------------------------------------------------------------------------------------------------

     1,949,052     4,786,556      1,070,592      8,539,084     1,615,245        180,697     4,669,802      2,833,070      6,836,281
       (66,096)     (281,584)      (103,349)      (398,035)     (164,543)        (9,547)     (443,212)      (265,819)      (375,828)
       206,351       157,453         47,610      1,507,635       783,390       (161,119)   (1,131,962)      (196,581)      (596,579)
------------------------------------------------------------------------------------------------------------------------------------

     2,089,307     4,662,425      1,014,853      9,648,684     2,234,092         10,031     3,094,628      2,370,670      5,863,874
------------------------------------------------------------------------------------------------------------------------------------
     3,864,841     4,397,314      1,740,589     13,999,387     4,067,648         74,104     4,959,425      5,495,781      5,793,502
------------------------------------------------------------------------------------------------------------------------------------
     1,285,316     1,748,590        800,893      1,873,646     1,098,891        223,714     4,195,887      4,855,339      3,206,724
------------------------------------------------------------------------------------------------------------------------------------
  $  5,150,157   $ 6,145,904   $  2,541,482   $ 15,873,033  $  5,166,539   $    297,818   $ 9,155,312   $ 10,351,120    $ 9,000,226
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                DREYFUS
                                                                        TRUST PORTFOLIOS                              VARIABLE
                                                                           (CONTINUED)                               INVESTMENT
                                                                    ------------------------                         ----------
                                                                                          DREYFUS
                                                                                         SOCIALLY        DREYFUS
                                                            GOVERNMENT      MONEY       RESPONSIBLE       STOCK       DISCIPLINED
                                                            SECURITIES      MARKET        GROWTH          INDEX          STOCK
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    281,491   $  1,215,490   $   488,441   $    745,968      $  33,603
Expenses:
   Mortality and expense risk fees........................        44,106        307,888        90,565        416,597         21,719
   Administrative fees....................................         5,293         36,947        10,868         49,992          2,606
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        49,399        344,835       101,433        466,589         24,325
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................       232,092        870,655       387,008        279,379          9,278
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
     (depreciation) of investments:
       Net realized gains (losses) on sales of investments
        in portfolio shares ..............................      (131,084)            --       297,068        455,568         98,218
       Net change in unrealized appreciation (depreciation)
         of investments in portfolio shares ..............      (226,870)            --     1,579,997      5,525,574        230,188
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in
          portfolio shares ...............................      (357,954)            --     1,877,065      5,981,142        328,406
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
           from operations ..............................   $   (125,862)   $   870,655  $  2,264,073   $  6,260,521     $  337,684
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================

Changes from operations:
   Net investment income (loss)...........................  $    232,092   $    870,655   $   387,008   $    279,379      $  9,278
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (131,084)            --       297,068        455,568        98,218
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................      (226,870)            --     1,579,997      5,525,574       230,188
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       from operations ...................................      (125,862)       870,655     2,264,073      6,260,521       337,684
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     4,118,914     59,631,055    10,577,697     32,861,489      2,565,980
   Contract redemptions...................................      (201,285)    (1,483,540)     (287,765)    (1,623,692)       (49,554)
   Net transfers .........................................      (843,467)   (14,743,455)     (517,924)     1,393,465        (28,893)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets
        from contract owners' transactions ...............      3,074,162    43,404,060     9,772,008     32,631,262      2,487,533
------------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets .......................      2,948,300    44,274,715    12,036,081     38,891,783      2,825,217
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................      1,606,254     8,059,287     2,608,869     14,906,089        693,166
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6)..................   $  4,554,554  $ 52,334,002   $14,644,950   $ 53,797,872   $  3,518,383
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME      INTERNATIONAL                     EQUITY                    AGGRESSIVE                     WORLDWIDE
   VALUE         BOND II          EQUITY II     UTILITY II        INCOME      HIGH YIELD      GROWTH          GROWTH        GROWTH
====================================================================================================================================

  $     78,832   $   429,612   $     20,577   $    255,143  $     61,662   $    332,050   $   377,706   $    195,641    $    36,846

         6,746        89,638         15,544         62,734        30,439         38,863       174,776        309,609        264,551
           809        10,756          1,865          7,528         3,653          4,664        20,973         37,153         31,746
------------------------------------------------------------------------------------------------------------------------------------
         7,555       100,394         17,409         70,262        34,092         43,527       195,749        346,762        296,297
------------------------------------------------------------------------------------------------------------------------------------
        71,277       329,218          3,168        184,881        27,570        288,523       181,957       (151,121)      (259,451)
------------------------------------------------------------------------------------------------------------------------------------

        58,025      (110,092)       358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156
        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
------------------------------------------------------------------------------------------------------------------------------------
        87,309      (373,212)     1,102,805       (181,122)      250,173       (115,910)   15,982,901     10,908,877     13,945,229
------------------------------------------------------------------------------------------------------------------------------------
  $    158,586  $    (43,994)  $  1,105,973   $      3,759   $   277,743       $172,613   $16,164,858  $  10,757,756   $ 13,685,778
====================================================================================================================================


                                                                            7

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)         FEDERATED INSURANCE SERIES FUNDS         INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    --------------------------------------------    -------------------------   ------------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                    EQUITY                     AGGRESSIVE                      WORLDWIDE
   VALUE          BOND II        EQUITY II      UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH         GROWTH
====================================================================================================================================

  $     71,277   $  329,218    $      3,168   $    184,881  $     27,570   $    288,523   $   181,957   $   (151,121)  $   (259,451)

        58,025     (110,092)        358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156

        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
------------------------------------------------------------------------------------------------------------------------------------
       158,586       (43,994)     1,105,973          3,759       277,743        172,613    16,164,858     10,757,756     13,685,778
------------------------------------------------------------------------------------------------------------------------------------

       840,806     7,321,216        933,308      5,844,449     3,018,942      3,486,048    19,543,752     33,785,060     21,071,153
       (40,517)     (466,202)       (61,598)      (370,882)     (138,318)      (197,921)     (778,660)    (1,112,922)      (844,503)
       (24,630)   (2,668,737)     1,641,488     (1,781,878)     (242,967)       476,518     6,687,738      6,336,414      1,226,023
------------------------------------------------------------------------------------------------------------------------------------

       775,659     4,186,277      2,513,198      3,691,689     2,637,657      3,764,645    25,452,830     39,008,552     21,452,673
------------------------------------------------------------------------------------------------------------------------------------
       934,245     4,142,283      3,619,171      3,695,448     2,915,400      3,937,258    41,617,688     49,766,308     35,138,451
------------------------------------------------------------------------------------------------------------------------------------
       140,225     4,450,373        567,772      2,591,277       828,069      1,138,029     2,437,884      5,380,740      8,307,059
------------------------------------------------------------------------------------------------------------------------------------
  $  1,074,470   $ 8,592,656   $  4,186,943   $  6,286,725  $  3,743,469   $  5,075,287   $44,055,572   $ 55,147,048   $ 43,445,510
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     56,529   $     17,315   $   682,606   $          6     $  215,089
Expenses:
   Mortality and expense risk fees........................        17,109          9,106        73,203          5,219         73,387
   Administrative fees....................................         2,053          1,093         8,784            626          8,806
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        19,162         10,199        81,987          5,845         82,193
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        37,367          7,116       600,619         (5,839)       132,896
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        50,644         (2,998)      141,491         (1,884)       (24,364)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       (14,591)         3,120        29,462         53,299        (88,777)
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares ..............................        36,053            122       170,953         51,415       (113,141)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $     73,420    $     7,238   $   771,572  $      45,576       $ 19,755
====================================================================================================================================






STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $     37,367   $      7,116   $  600,619   $     (5,839)    $  132,896
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        50,644         (2,998)     141,491         (1,884)       (24,364)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       (14,591)         3,120       29,462         53,299        (88,777)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations       73,420         7,238      771,572         45,576         19,755
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       700,824        555,835     6,299,864        290,152      5,057,231
   Contract redemptions...................................      (154,780)       (33,426)     (586,145)       (25,373)      (244,897)
   Net transfers..........................................       (82,240)        24,951       379,049        (27,176)     1,438,296
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............       463,804        547,360     6,092,768        237,603      6,250,630
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................       537,224        554,598     6,864,340        283,179      6,270,385
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,029,263        424,022     2,594,923        260,698      3,160,242
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (Note 6)...............  $  1,566,487   $    978,620   $ 9,459,263   $    543,877    $ 9,430,627
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------       STRONG      ----------------------------------------------------------
                MID CAP      OPPORTUNITY               EMERGING      HARD         REAL           MVA           MVA         COMBINED
  PARTNERS     GROWTH II       FUND II      BOND        MARKETS     ASSETS       ESTATE        1 YEAR         5 YEAR         TOTAL
===================================================================================================================================

 $ 119,531   $     1,625   $  272,745   $  23,948   $     (180)  $   1,398    $   4,706     $      --    $       --    $ 14,032,374

     57,527        52,552       49,053      10,401       12,485      11,065        3,607           --            --       3,311,496
      6,903         6,306        5,886       1,248        1,498       1,328          433           --            --         397,379
-----------------------------------------------------------------------------------------------------------------------------------
     64,430        58,858       54,939      11,649       13,983      12,393        4,040           --            --       3,708,875
-----------------------------------------------------------------------------------------------------------------------------------
     55,101       (57,233)     217,806      12,299      (14,163)    (10,995)         666           --            --      10,323,499
-----------------------------------------------------------------------------------------------------------------------------------



      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    160,915     3,958,947      962,577     (70,690)     951,147      41,262      (13,942)          --            --      83,258,870
-----------------------------------------------------------------------------------------------------------------------------------
  $ 216,016   $ 3,901,714   $1,180,383   $ (58,391)  $  936,984   $  30,267    $ (13,276)   $      --    $       --    $ 93,582,369
===================================================================================================================================



====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------       STRONG      ----------------------------------------------------------
                MID CAP      OPPORTUNITY               EMERGING      HARD         REAL           MVA           MVA         COMBINED
  PARTNERS     GROWTH II       FUND II      BOND        MARKETS     ASSETS       ESTATE        1 YEAR         5 YEAR         TOTAL
===================================================================================================================================

  $  55,101   $   (57,233)  $  217,806   $  12,299   $  (14,163)  $ (10,995)   $     666    $      --    $       --    $ 10,323,499

      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    216,016     3,901,714    1,180,383     (58,391)     936,984      30,267      (13,276)          --            --      93,582,369
-----------------------------------------------------------------------------------------------------------------------------------

  2,582,652     5,903,521    4,320,118     726,162    1,573,173     193,714      194,286      185,339        10,486     330,114,322
   (150,240)     (216,136)    (124,917)    (42,225)    (173,421)    (43,708)     (36,747)      (3,082)           --     (13,705,669)
   (172,085)    4,264,561     (262,554)   (119,407)     227,140     302,264      (73,229)          --            --       5,516,201
-----------------------------------------------------------------------------------------------------------------------------------

  2,260,327     9,951,946    3,932,647     564,530    1,626,892     452,270       84,310      182,257        10,486     321,924,854
-----------------------------------------------------------------------------------------------------------------------------------
  2,476,343    13,853,660    5,113,030     506,139    2,563,876     482,537       71,034      182,257        10,486     415,507,223
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273       669,972    1,978,595     345,723      243,470      88,064      218,267      120,019            --     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
 $5,579,616   $14,523,632   $7,091,625   $ 851,862   $2,807,346   $ 570,601    $ 289,301    $ 302,276    $   10,486   $ 518,326,681
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            ---------------------------------------------------------   ----------
                                                                             LEVERAGED                      SMALL       INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION     GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     44,824   $      5,239   $    19,215   $      8,041    $   20,268
Expenses:
   Mortality and expense risk fees........................        16,142          4,492         5,699          4,156        14,180
   Administrative fees....................................         1,937            539           684            499         1,702
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        18,079          5,031         6,383          4,655        15,882
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        26,745            208        12,832          3,386         4,386
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       (43,791)       (13,041)       (1,715)       (13,013)      (11,738)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       920,170        282,503       224,117        161,441       446,932
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares ..............................        876,379        269,462        222,402      148,428       435,194
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................   $    903,124    $   269,670   $    235,234   $  151,814    $  439,580
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            ---------------------------------------------------------   ----------
                                                                             LEVERAGED                      SMALL       INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION     GROWTH
===================================================================================================================================
Changes from operations:
    Net investment income (loss)..........................  $     26,745   $        208   $    12,832   $      3,386    $     4,386
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................       (43,791)       (13,041)       (1,715)       (13,013)       (11,738)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       920,170        282,503       224,117        161,441        446,932
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .............................       903,124        269,670       235,234        151,814        439,580
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
    Net contract purchase payments .......................     4,317,694      1,143,802     1,451,960      1,231,991      3,142,214
    Contract redemptions .................................       (21,245)       (11,673)       (6,638)       (18,187)       (29,140)
    Net transfers..........................................      872,648        222,604       246,133        349,942        687,307
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................
         from contract owners' transactions ..............     5,169,097      1,354,733     1,691,455      1,563,746      3,800,381
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................     6,072,221      1,624,403     1,926,689      1,715,560      4,239,961
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period......................  $  6,072,221   $  1,624,403   $ 1,926,689   $  1,715,560    $ 4,239,961
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
       (CONTINUED)                         BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
---------------------------       ------------------------------------------------------    ---------------------------------------
                                                GROWTH AND       SMALL          BIAM                                        FIXED
INTERNATIONAL        VALUE            100         INCOME        COMPANY     INTERNATIONAL    BALANCED       EQUITY         INCOME
===================================================================================================================================
$        --       $       --      $    1,732   $   12,247     $      447     $    3,077     $   79,590   $    29,115    $   65,841

      5,071            6,462           2,414        6,538          4,116          1,013         20,394        23,088        11,308
        609              775             290          784            494            122          2,447         2,770         1,357
------------------------------------------------------------------------------------------------------------------------------------
      5,680            7,237           2,704        7,322          4,610          1,135         22,841        25,858        12,665
------------------------------------------------------------------------------------------------------------------------------------
     (5,680)          (7,237)           (972)       4,925         (4,163)         1,942         56,749         3,257        53,176
------------------------------------------------------------------------------------------------------------------------------------



    (31,607)         (12,093)         (6,400)      (1,159)       (33,167)        (7,753)       (27,377)     (147,801)          953

     36,833           61,526         110,862      235,116         51,117         17,053        120,360       571,352       (23,967)
------------------------------------------------------------------------------------------------------------------------------------
      5,226           49,433         104,462      233,957         17,950          9,300         92,983       423,551       (23,014)
------------------------------------------------------------------------------------------------------------------------------------
$     (454)       $   42,196      $  103,490   $  238,882     $   13,787     $   11,242     $  149,732   $   426,808    $   30,162
===================================================================================================================================







===================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
       (CONTINUED)                         BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
---------------------------       ------------------------------------------------------    ---------------------------------------
                                               GROWTH AND        SMALL          BIAM                                       FIXED
INTERNATIONAL         VALUE           100        INCOME         COMPANY     INTERNATIONAL    BALANCED      EQUITY          INCOME
===================================================================================================================================

$   (5,680)       $   (7,237)     $     (972)  $   4,925      $   (4,163)    $    1,942     $   56,749   $    3,257     $   53,176

   (31,607)          (12,093)         (6,400)     (1,159)        (33,167)        (7,753)       (27,377)    (147,801)           953

    36,833            61,526         110,862     235,116          51,117         17,053        120,360      571,352        (23,967)
------------------------------------------------------------------------------------------------------------------------------------
      (454)           42,196         103,490     238,882          13,787         11,242        149,732      426,808         30,162
------------------------------------------------------------------------------------------------------------------------------------

 1,230,650         1,684,005         477,451   1,404,705       1,080,620        170,977      3,934,083    4,110,264      3,039,345
    (9,277)           (4,736)         (7,805)    (16,694)         (5,604)        (3,228)       (10,218)     (15,923)       (18,393)
    64,397            27,125         227,757     246,753          10,088         44,723        122,290      334,190        155,610
------------------------------------------------------------------------------------------------------------------------------------

 1,285,770         1,706,394         697,403   1,634,764       1,085,104        212,472      4,046,155    4,428,531      3,176,562
------------------------------------------------------------------------------------------------------------------------------------
 1,285,316         1,748,590         800,893   1,873,646       1,098,891        223,714      4,195,887    4,855,339      3,206,724
------------------------------------------------------------------------------------------------------------------------------------
        --                --              --          --              --             --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
$1,285,316        $1,748,590      $  800,893  $1,873,646      $1,098,891     $  223,714     $4,195,887   $4,855,339     $3,206,724
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                    (CONTINUED)                                        INVESTMENT
                                                            ---------------------------                                -----------
                                                                                            DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                             GOVERNMENT       MONEY       RESPONSIBLE       STOCK      DISCIPLINED
                                                             SECURITIES       MARKET         GROWTH         INDEX         STOCK
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     24,315   $    139,625   $    94,038   $     92,450    $    3,141
Expenses:
   Mortality and expense risk fees........................         4,736         35,056         7,101         54,979         1,598
   Administrative fees....................................           568          4,207           852          6,598           192
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................         5,304         39,263         7,953         61,577         1,790
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        19,011        100,362        86,085         30,873         1,351
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares................................         3,870             --        (5,652)       (11,282)       (1,834)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares.................       (16,384)            --       210,022      1,495,419        62,278
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
            portfolio shares..............................       (12,514)            --       204,370      1,484,137        60,444
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations..............................  $      6,497   $    100,362   $   290,455   $  1,515,010    $   61,795
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                    (CONTINUED)                                        INVESTMENT
                                                            ---------------------------                                -----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                             GOVERNMENT       MONEY       RESPONSIBLE       STOCK      DISCIPLINED
                                                             SECURITIES       MARKET         GROWTH         INDEX         STOCK
===================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $     19,011   $    100,362   $    86,085   $     30,873    $    1,351
   Net realized gains (losses) on sales of investments
     in portfolio shares..................................         3,870             --        (5,652)       (11,282)       (1,834)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................       (16,384)            --       210,022      1,495,419        62,278
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations..................................         6,497        100,362       290,455      1,515,010        61,795
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments...................     1,569,026     15,825,441     1,559,268     12,135,910       408,149
         Contract redemptions.............................       (11,336)       (61,590)       (6,160)      (101,245)         (418)
         Net transfers....................................        42,067     (7,804,926)      765,306      1,356,414       223,640
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets
              from contract owners' transactions..........     1,599,757      7,958,925     2,318,414     13,391,079       631,371
-----------------------------------------------------------------------------------------------------------------------------------
                Net increase in net assets................     1,606,254      8,059,287     2,608,869     14,906,089       693,166
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period.................  $  1,606,254   $  8,059,287   $ 2,608,869   $ 14,906,089    $  693,166
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


  DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)          FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------    -------------------------------------------  ---------------------------   ---------------------------------------

INTERNATIONAL    HIGH INCOME    INTERNATIONAL                    EQUITY                      AGGRESSIVE                  WORLDWIDE
    VALUE          BOND II        EQUITY II       UTILITY II     INCOME      HIGH YIELD        GROWTH       GROWTH        GROWTH
===================================================================================================================================

$     9,429     $       175     $        --     $        --   $    35,026    $   102,311   $        --   $    36,996   $    68,213

        345          18,760           2,322           9,110         2,158          3,237         7,592        14,610        29,356
         41           2,251             279           1,093           259            388           911         1,753         3,523
-----------------------------------------------------------------------------------------------------------------------------------
        386          21,011           2,601          10,203         2,417          3,625         8,503        16,363        32,879
-----------------------------------------------------------------------------------------------------------------------------------
      9,043         (20,836)         (2,601)        (10,203)       32,609         98,686        (8,503)       20,633        35,334
-----------------------------------------------------------------------------------------------------------------------------------




       (117)        (11,727)        (44,568)          4,967        (4,300)        (3,555)      (15,714)       (7,738)          966

       (324)         81,512          67,088         186,268        33,860        (88,371)      424,175       800,093       627,889
-----------------------------------------------------------------------------------------------------------------------------------

       (441)         69,785          22,520         191,235        29,560        (91,926)      408,461       792,355       628,855
-----------------------------------------------------------------------------------------------------------------------------------

$     8,602     $    48,949     $    19,919     $   181,032   $    62,169    $     6,760   $   399,958   $   812,988   $   664,189
===================================================================================================================================





  DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)          FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------    -------------------------------------------  ---------------------------   ---------------------------------------

INTERNATIONAL    HIGH INCOME    INTERNATIONAL                    EQUITY                      AGGRESSIVE                  WORLDWIDE
    VALUE          BOND II        EQUITY II       UTILITY II     INCOME      HIGH YIELD        GROWTH       GROWTH        GROWTH
===================================================================================================================================

$     9,043     $   (20,836)    $    (2,601)    $   (10,203)  $    32,609    $    98,686   $    (8,503)  $    20,633   $    35,334

       (117)        (11,727)        (44,568)          4,967        (4,300)        (3,555)      (15,714)       (7,738)          966

       (324)         81,512          67,088         186,268        33,860        (88,371)      424,175       800,093       627,889
-----------------------------------------------------------------------------------------------------------------------------------

      8,602          48,949          19,919         181,032        62,169          6,760       399,958       812,988       664,189
-----------------------------------------------------------------------------------------------------------------------------------

    135,146       4,354,443         508,305       2,177,715       756,675      1,078,012     1,830,473     3,908,010     6,838,671
     (7,000)        (49,908)         (2,340)        (34,186)       (4,889)       (18,269)      (11,640)      (27,028)      (62,473)
      3,477          96,889          41,888         266,716        14,114         71,526       219,093       686,770       866,672
-----------------------------------------------------------------------------------------------------------------------------------

    131,623       4,401,424         547,853       2,410,245       765,900      1,131,269     2,037,926     4,567,752     7,642,870
-----------------------------------------------------------------------------------------------------------------------------------
    140,225       4,450,373         567,772       2,591,277       828,069      1,138,029     2,437,884     5,380,740     8,307,059
-----------------------------------------------------------------------------------------------------------------------------------
         --              --              --              --            --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
$   140,225     $ 4,450,373     $   567,772     $ 2,591,277   $   828,069    $ 1,138,029   $ 2,437,884   $ 5,380,740   $ 8,307,059
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

                                                                                                                       NEUBERGER
                                                                                                                         BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                  LAZARD RETIREMENT                                      TRUST
                                                                  SERIES PORTFOLIOS                                    PORTFOLIOS
                                                             --------------------------                               -------------
                                                                                                          MITCHELL
                                                                                          LORD ABBETT     HUTCHINS
                                                                                          SERIESTRUST   SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY       SMALL CAP        INCOME        INCOME          BOND
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares.........    $    3,310    $       102    $   158,981   $    18,134   $         --
Expenses:
  Mortality and expense risk fees........................         3,366          1,896          9,783           920         18,429
  Administrative fees....................................           404            227          1,174           110          2,212
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses.......................................         3,770          2,123         10,957         1,030         20,641
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss).......................          (460)        (2,021)       148,024        17,104        (20,641)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares...............................       (11,087)          (736)       (16,190)       (1,355)        12,267
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares................       112,132          9,356         22,457         6,129         40,232
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares..............................       101,045          8,620          6,267         4,774         52,499
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations...............................    $  100,585    $     6,599    $   154,291   $    21,878   $     31,858
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

                                                                                                                       NEUBERGER
                                                                                                                         BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                  LAZARD RETIREMENT                                      TRUST
                                                                  SERIES PORTFOLIOS                                    PORTFOLIOS
                                                             --------------------------                               -------------
                                                                                                          MITCHELL
                                                                                          LORD ABBETT     HUTCHINS
                                                                                          SERIESTRUST   SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY       SMALL CAP        INCOME        INCOME          BOND
===================================================================================================================================
Changes from operations:
  Net investment income (loss)...........................    $     (460)   $    (2,021)   $   148,024   $    17,104   $    (20,641)
  Net realized gains (losses) on sales of investments
    in portfolio shares..................................       (11,087)          (736)       (16,190)       (1,355)        12,267
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares...................       112,132          9,356         22,457         6,129         40,232
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations.........       100,585          6,599        154,291        21,878         31,858
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments.........................       876,175        421,467      2,410,638       238,350      3,759,396
  Contract redemptions...................................       (16,447)        (5,060)       (37,669)       (1,623)       (21,138)
  Net transfers..........................................        68,950          1,016         67,663         2,093       (609,874)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
      from contract owners' transactions.................       928,678        417,423      2,440,632       238,820     3 ,128,384
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets......................     1,029,263        424,022      2,594,923       260,698      3,160,242
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of period........................            --             --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period.......................    $1,029,263    $   424,022    $ 2,594,923   $   260,698   $  3,160,242
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT       STRONG
    TRUST         VARIABLE
  PORTFOLIOS     INSURANCE
 (CONTINUED)       FUNDS                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------                      -------------------------------------------------------
                                   STRONG
                   MID CAP      OPPORTUNITY                    EMERGING          HARD             REAL         MVA        COMBINED
 PARTNERS         GROWTH II      FUND II          BOND         MARKETS          ASSETS           ESTATE       1 YEAR       TOTAL
===================================================================================================================================

$        --      $       --     $    12,544   $       --     $      --       $       --      $       --    $       --   $1,088,426

     14,590           2,289           7,328        1,464         1,021              306             891            --      378,316
      1,751             275             879          176           122               37             106            --       45,397
-----------------------------------------------------------------------------------------------------------------------------------
     16,341           2,564           8,207        1,640         1,143              343             997            --      423,713
-----------------------------------------------------------------------------------------------------------------------------------
    (16,341)         (2,564)          4,337       (1,640)       (1,143)            (343)           (997)           --      664,713
-----------------------------------------------------------------------------------------------------------------------------------



    (31,441)           (133)        (10,406)       7,950       (11,927)          (6,210)         (1,023)           --     (516,677)

    156,637          93,031         113,013        7,720        (9,923)            (301)         (3,072)           --    7,646,351
-----------------------------------------------------------------------------------------------------------------------------------

    125,196          92,898         102,607       15,670       (21,850)          (6,511)         (4,095)           --    7,129,674
-----------------------------------------------------------------------------------------------------------------------------------

$   108,855      $   90,334     $   106,944   $   14,030     $ (22,993)      $   (6,854)     $   (5,092)           --   $7,794,387
===================================================================================================================================




  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT       STRONG
    TRUST         VARIABLE
  PORTFOLIOS     INSURANCE
 (CONTINUED)       FUNDS                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------                      ---------------------------------------------------
                                   STRONG
                   MID CAP      OPPORTUNITY                    EMERGING          HARD         REAL          MVA          COMBINED
 PARTNERS         GROWTH II      FUND II          BOND         MARKETS          ASSETS       ESTATE       1 YEAR          TOTAL
===================================================================================================================================

$   (16,341)     $   (2,564)    $     4,337   $   (1,640)    $  (1,143)     $     (343)   $     (997)   $       --    $    664,713

    (31,441)           (133)        (10,406)       7,950       (11,927)         (6,210)       (1,023)           --        (516,677)

    156,637          93,031         113,013        7,720        (9,923)           (301)       (3,072)           --       7,646,351
-----------------------------------------------------------------------------------------------------------------------------------
    108,855          90,334         106,944       14,030       (22,993)         (6,854)       (5,092)           --       7,794,387
-----------------------------------------------------------------------------------------------------------------------------------

  2,802,173         565,903       1,665,434      367,032       261,623          94,936       215,374       175,272      95,358,778
    (12,839)         (1,429)         (6,171)      (3,447)       (6,492)             --          (600)           --        (690,158)
    205,084          15,164         212,388      (31,892)       11,332             (18)        8,585       (55,253)        356,451
-----------------------------------------------------------------------------------------------------------------------------------

  2,994,418         579,638      1,871,651       331,693       266,463          94,918       223,359       120,019      95,025,071
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273         669,972      1,978,595       345,723       243,470          88,064       218,267       120,019     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
         --              --             --            --            --              --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,103,273      $  669,972     $1,978,595    $  345,723     $ 243,470      $   88,064    $  218,267    $  120,019    $102,819,458
===================================================================================================================================

                                                                              15

CONSECO VARIABLE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the MVA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.


(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $428,880,284 and $110,554,029 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $96,341,276 and $14,871,886 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.


(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of the Variable Account, for assuming the mortality and expense risks. These fees were $3,311,496 and $378,316 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $366,942 for the year ended December 31, 1999. There were no sales and administrative charges for the period February 12, 1998 through December 31, 1998. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $397,379 and $45,397 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.

The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on changes in the U.S. Treasury rates during the holding period of the MVA contract. The adjustment charges were $16 and $527 for the year ended December 31, 1999 and the period February 12, 1998, through December 31, 1998, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999) an affiliate of the Company.

(6)  NET ASSETS

   Net assets consisted of the following at December 31, 1999:

--------------------------------------------------------------------------------

Proceeds from the sales of units since organization,
  less cost of units redeemed..............................   $ 416,949,925
Undistributed net investment income........................      10,988,212
Undistributed net realized gain on sales of investments....       7,544,908
Net unrealized appreciation of investments.................      82,843,636
--------------------------------------------------------------------------------
Net assets.................................................   $ 518,326,681
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT F

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Annuity Account F (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for the year ended December 31, 1999 and from inception (February 12, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 10, 2000



18



                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17





                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The financial statements of Conseco Variable Annuity Account F (the "Separate Account") and the financial statements of Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

B.   EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.*

2.   Not Applicable.

3.  (i)  Form of Principal Underwriters Agreement.**
    (ii) Form of Selling Agreement.*

4.  (i)    Individual Fixed and Variable Deferred Annuity
           Contract.*
    (ii)   Allocated Fixed and Variable Group Annuity
           Contract.*
    (iii)  Allocated Fixed and Variable Group Annuity
           Certificate.*
    (iv)   Endorsement Amending MVA Provision+

5.   Application Form.*

6.  (i) Articles of Incorporation of the Company.*
   (ii) Articles of Amendment to the Articles of Incorporation of the Company.++
   (iii) Amended and Restated By-Laws of the Company.++

7.   Not Applicable.

8. (i) Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.**

     (ii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.**

     (iii)Form of Fund  Participation  by and  between  Great  American  Reserve
          Insurance   Company,   Insurance   Management   Series  and  Federated
          Securities Corp.**

     (iv) Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.**

     (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.**

     (vi) Form of Fund  Participation  Agreement by and between American Century
          Investment  Services,   Inc.  and  Great  American  Reserve  Insurance
          Company.**

     (vii) Form  of  Fund   Participation   Agreement  between  INVESCO Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.***

    (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.++

    (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company

9.   Opinion and Consent of Counsel.

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of Performance Information.

14.  Not Applicable.

15. Company Organizational Chart.++

27. Not Applicable.

*Incorporated by reference to Registrant's Form N-4 filed electronically on November 14, 1997.

**Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 filed electronically on February 3, 1998.

***Incorporated by reference to Great American Reserve Variable Annuity Account G, Form N-4, File Nos. 333-00373 and 811-07501, filed electronically on January 23, 1996.

+ Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to

Form N-4, File Nos. 333-40309 and 811-08483, filed electronically on March 2, 1999.

++Incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File No. 333-40309) filed electronically on April 28, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:


Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director


John M. Howard          Director

David K. Herzog         Director, Executive Vice President, General
                        Counsel and Secretary

Thomas J. Kilian        Director and President


James S. Adams          Director, Senior Vice President, Chief Accounting
                        Officer and Treasurer


*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Post-Effective Amendment No. 6 and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of September 30, 2000, there were 7,157 Non-Qualified Contract Owners and 10,305 Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

     Conseco Variable Annuity Account C
     Conseco Variable Annuity Account E
     Conseco Variable Annuity Account G
     Conseco Variable Annuity Account H
     Conseco Fund Group
     Rydex Advisor Variable Annuity Account
     BMA Variable Life Account A

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     Name and Principal              Positions and Offices
     Business Address                  with Underwriter
 ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, General Counsel,
                               Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting Officer,
                               Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes

     Donald B. Johnston        Vice President, Director Mutual Fund
                               Sales & Marketing


(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

       Lowell Short, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     e. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act

Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 26th day of December, 2000.

                               CONSECO VARIABLE ANNUITY
                               ACCOUNT F
                               Registrant

                           By: CONSECO VARIABLE INSURANCE COMPANY

                           By: /S/ THOMAS J. KILIAN
                               ------------------------------




                           By: CONSECO VARIABLE INSURANCE COMPANY
                                Depositor

                           By: /S/ THOMAS J. KILIAN
                               -------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                              TITLE                                  DATE



                                             Director
---------------------------------                                            --------------
    Ngaire E. Cuneo


/S/ THOMAS J. KILIAN                   Director and President                December 26, 2000
--------------------------------      (principal executive officer)          -----------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                  December 26, 2000
---------------------------------   Chief Accounting Officer and Treasurer   -----------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                          December 26, 2000
---------------------------------      Director                              --------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                           December 26, 2000
------------------------------        Director                               ------------------
    John M. Howard





                        EXHIBITS TO POST-EFFECTIVE
                           AMENDMENT NO. 7 TO
                                FORM N-4

                            INDEX TO EXHIBITS




EX-99.B8(ix)      Form of Fund Participation Agreement between Pioneer
                  Variable Contracts Trust and the Company

EX-99.B9          Opinion and Consent of Counsel

EX-99.B10         Consent of Independent Accountants

EX-99.B13         Calculation of Performance